As filed with the U.S. Securities and Exchange Commission on July 10, 2026

Securities Act File No. [__]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.                         ☐

Post-Effective Amendment No.                        ☐

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

10 West Market Street, Suite 2300, Indianapolis, IN 46204

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 877-355-1820

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon

Kaitlin McGrath

Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on August 9, 2026, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

FORETHOUGHT VARIABLE INSURANCE TRUST

[August 9], 2026

Dear Contract Holders:

At a meeting held on May 7, 2026, the Board of Trustees (the “Board”) of Forethought Variable Insurance Trust (the “Trust”), a Delaware statutory trust, approved an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization of each Acquired Portfolio identified below (each an “Acquired Portfolio”) into the corresponding Acquiring Portfolio identified below (each an “Acquiring Portfolio”) (each a “Reorganization” and collectively, the “Reorganizations”).

Acquired Portfolio and Share Class	Corresponding Acquiring Portfolio and Share Class
Global Atlantic Balanced Managed Risk Portfolio (“GA Balanced”) Class II Shares	Global Atlantic Moderate Managed Risk Portfolio (“GA Moderate”) Class II Shares
Global Atlantic BlackRock Selects Managed Risk Portfolio (“GA BlackRock Selects”) Class II Shares	GA Moderate Class II Shares
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (“GA Franklin”) Class II Shares	Global Atlantic Wellington Research Managed Risk Portfolio (“GA Wellington”) Class II Shares
Global Atlantic Select Advisor Managed Risk Portfolio (“GA Select Advisor”) Class II Shares	Global Atlantic American Funds® Managed Risk Portfolio (“GA American”) Class II Shares

Each Reorganization does not require shareholder approval. The Reorganizations are expected to occur after the close of business on October 2, 2026 (or at such earlier or later date as determined by an officer of the Trust) (the “Closing Date”).

Forethought Life Insurance Company (“FLIC”) offers variable annuity contracts (each a “Contract”) through its separate account (the “Separate Account”), registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). You were a holder of at least one such Contract as of the close of business on August 3, 2026. The Separate Account is segmented into subaccounts (the “Subaccounts”), each of which invests in an underlying open-end investment management company or a series thereof. The enclosed Combined Information Statement/Prospectus relates solely to the Acquired Portfolios and Acquiring Portfolios, which are series of the Trust and which underlie certain Subaccounts offered under your Contract. The Separate Accounts or their trustees, as record owners of the Acquired Portfolios are, in most cases, the true “shareholders” of the Acquired Portfolios. For clarity and ease of reading, unless otherwise noted, references to “shareholder” or “you” throughout the Combined Information Statement/Prospectus do not refer to the technical shareholder but rather refer to the holder of the Contract (the “Contract Holder”).

After carefully considering the merits of each Reorganization, the Board determined each Reorganization is in the best interests of the Acquired Portfolio and its corresponding Acquiring Portfolio. In connection with each Reorganization, you should note the following:

●	The value of your investment will not change as a result of the Reorganization;

●	The Acquiring Portfolio will have the same or lower contractual advisory fees than the corresponding Acquired Portfolio following the Reorganization;

●	Each Acquiring Portfolio after the Reorganization is expected to have the same or lower net total annual operating expense ratio than the corresponding Acquired Portfolio immediately prior to the Reorganization;

●	With respect to GA American, the Adviser has contractually agreed to establish an expense limitation arrangement applicable to the Portfolio, under which the Adviser will reimburse such Portfolio’s expenses such that the total annual operating expense ratio of the Portfolio will not exceed the current total operating expense ratio of the shares of GA Select Advisor until October 31, 2027. Following the expiration of the one-year expense limitation arrangement, it is possible that the total annual fund operating expenses of GA American may be higher than the total annual fund operating expenses of GA Select Advisor, based in part on the asset size of GA American at that time; and

●	The Reorganization is expected to provide an opportunity for shareholders to benefit from potential economies of scale that may be realized over time by combining the assets of one or more Acquired Portfolios with a corresponding Acquiring Portfolio’s assets in the Reorganization.

With respect to each Reorganization, the Plan provides for:

●	The transfer of all of the assets of an Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of the corresponding Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio as of the close of regular trading on the New York Stock Exchange on the Closing Date (“Valuation Time”);

●	The assumption by the corresponding Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and

●	The distribution of shares of the corresponding Acquiring Portfolio to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

Existing shareholders of an Acquired Portfolio are permitted to purchase additional shares of the Acquired Portfolio until October 1, 2026, but any purchase request that cannot be settled prior to October 1, 2026 will be deemed to be, and will be processed as, a purchase request for shares of the corresponding Acquiring Portfolio. Existing shareholders may also redeem their shares at any time before the Reorganization takes place, as set forth in the Acquired Fund’s prospectus. The Separate Account through which you invest may have different restrictions. Please refer to your variable contract prospectus (or other disclosure document) for more information.

Each Reorganization does not require shareholder approval, and you are not being asked to vote or take any other action in connection with the Reorganization. We do, however, ask that you review the enclosed Combined Information Statement/Prospectus, which contains information about each Acquiring Portfolio, including its investment objective, strategies, risks, performance, fees and expenses.

If you have any questions, please call the Portfolios at 1-877-355-1820.

Sincerely,

Deborah Schunder
President and Chief Executive Officer

QUESTIONS AND ANSWERS ABOUT THE COMBINED INFORMATION STATEMENT/PROSPECTUS

The questions and answers below provide an overview of key points typically of interest to shareholders regarding a mutual fund reorganization. These questions and answers are intentionally brief to provide a concise summary. The responses are qualified in their entirety by the remainder of the enclosed Combined Information Statement/Prospectus (“Information Statement/Prospectus”), which contains additional information and further details about each reorganization. We encourage you to read the full Information Statement/Prospectus.

General Information About the Reorganizations

Q. 1.	Why am I receiving the Information Statement/Prospectus?

A. 1.	Global Atlantic Investment Advisors, LLC (“GAIA” or “Adviser”) has recommended the reorganizations set forth below as part of an initiative to streamline the product offerings of the series of Forethought Variable Insurance Trust (the “Trust”). As part of this initiative, the Board of Trustees (“Board”) of the Trust approved the reorganization of each Acquired Portfolio set forth in the table below with and into the corresponding Acquiring Portfolio set forth below (each, a “Reorganization”).

Acquired Portfolio and Share Class	Corresponding Acquiring Portfolio and Share Class
Global Atlantic Balanced Managed Risk Portfolio (“GA Balanced”) Class II Shares	Global Atlantic Moderate Managed Risk Portfolio (“GA Moderate”) Class II Shares
Global Atlantic BlackRock Selects Managed Risk Portfolio ("GA BlackRock Selects”) Class II Shares	GA Moderate Class II Shares
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (“GA Franklin”) Class II Shares	Global Atlantic Wellington Research Managed Risk Portfolio (“GA Wellington”) Class II Shares
Global Atlantic Select Advisor Managed Risk Portfolio (“GA Select Advisor”) Class II Shares	Global Atlantic American Funds® Managed Risk Portfolio (“GA American”) Class II Shares

Forethought Life Insurance Company (“FLIC”) offers variable annuity contracts (each a “Contract”) through its separate account (the “Separate Account”), registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). You were a holder of at least one such Contract as of the close of business on August 3, 2026. The Separate Account is segmented into subaccounts (the “Subaccounts”), each of which invests in an underlying open-end investment management company or a series thereof. The enclosed Information Statement/Prospectus relates solely to the Acquired Portfolios and Acquiring Portfolios, which are series of the Trust and which underlie certain Subaccounts offered under your Contract. We suggest that you keep the Information Statement/Prospectus for your records and future reference. The Separate Accounts or their trustees, as record owners of the Acquired Portfolios are, in most cases, the true “shareholders” of the Acquired Portfolios. For clarity and ease of reading, references to “shareholder” or “you” throughout the Information Statement/Prospectus do not refer to the technical shareholder but rather refer to the Contract Holder. Each Acquiring Portfolio, following completion of the applicable Reorganization(s), may be referred to as a “Combined Portfolio.”

Q. 2.	How did the Board reach its decision to approve the Reorganizations?

A.2.	In determining whether to approve each Reorganization, the Board considered a variety of factors, including: (1) the relative asset size and long-term viability of the Acquired Portfolio compared to the corresponding Acquiring Portfolio; (2) the similarities and differences between the Acquired Portfolio’s and its corresponding Acquiring Portfolio’s investment objective, investment strategies, policies and restrictions, investment process, and principal risks; (3) the continuity provided by the fact that the Acquired Portfolio and its corresponding Acquiring Portfolio have the same investment adviser; (4) the fact that Milliman Financial Risk Management, LLC (“Milliman”) serves as one of the sub-advisers for each Acquiring Portfolio and each Acquired Portfolio and will continue to serve as one of the sub-advisers for each Combined Portfolio; (5) the terms and conditions of the Agreement and Plan of Reorganization (the “Plan”), which include provisions that are designed to avoid any dilution of shareholder interests; (6) the estimated costs of the Reorganization and the fact that the Adviser will bear (or reimburse the Portfolios for) the costs associated with the Reorganization; (7) the tax considerations of the Reorganization; (8) the pro forma gross and net operating expenses of the Acquiring Portfolio after the Reorganization are estimated to be the same or lower than the current gross and net operating expenses of each corresponding Acquired Portfolio; (9) with respect to the GA American Reorganization, the fact that the Adviser has agreed to reduce the expense limit for the Combined Portfolio such that the net annual operating expense ratio of the Combined Portfolio immediately after the Reorganization is expected to be the same as that of GA Select Advisor immediately prior to the Reorganization until October 31, 2027; and (10) alternatives to the Reorganization. The Board also considered that each Reorganization does not require, and would be completed without incurring the costs associated with, holding a special meeting of the Acquired Portfolio’s shareholders. After careful consideration of these and other factors, the Board determined that the Reorganizations are in the best interests of the Acquired Portfolios and the corresponding Acquiring Portfolios and that the interests of the shareholders of the Acquired Portfolios and the corresponding Acquiring Portfolios would not be diluted as a result of the Reorganizations.

For more information regarding the Board’s considerations in determining to approve the Reorganizations, please see the section entitled “REASONS FOR THE REORGANIZATIONS, BOARD CONSIDERATIONS AND BENEFITS OF THE REORGANIZATIONS” in the Information Statement/Prospectus.

Q. 3.	Why are shareholders not being asked to approve the Reorganizations?

A. 3.	Under the Trust’s Declaration of Trust and By-Laws, each Reorganization does not require the approval of shareholders. In addition, in adopting a rule governing reorganizations of affiliated investment companies, the U.S. Securities and Exchange Commission (“SEC”) stated its view that approval by shareholders of an acquired portfolio would be required if the reorganization would result in a change that, in a context other than a reorganization, would require the approval of the acquired portfolio’s shareholders under applicable provisions of the Investment Company Act of 1940, as amended. The types of differences between an acquired portfolio and an acquiring portfolio that would require the approval by the acquired portfolio’s shareholders for a reorganization generally include different boards of directors, materially different advisory contracts, materially different fundamental investment policies, or higher distribution fees for the acquiring portfolio as compared to the acquired portfolio. None of the factors requiring a shareholder vote are present with respect to each Reorganization.

Q. 4.	Who will bear the costs of each Reorganization?

A. 4.	With respect to each Reorganization, the Adviser will bear (or reimburse the Portfolios for) the costs of the Reorganization. Reorganization costs include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of the Information Statement/Prospectus; (2) the preparation of the registration statement and other shareholder communications and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; and (3) legal, audit and other fees incurred in connection with the Reorganizations, including brokerage fees, brokerage-related expenses and other similar transaction costs related to the purchase and sale of portfolio holdings, and stamp tax, if any. No such expenses incurred in connection with the Reorganization shall be borne by the Acquired Portfolio or the Acquiring Portfolio. The estimated amount of each Acquired Portfolio’s assets that will be sold by the

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corresponding Combined Portfolio upon the consummation of the Reorganization and the related brokerage and other transaction costs expected to be borne by the Adviser are set forth in the table below.

Acquired Portfolio	Estimated Percentage of the Acquired Portfolio’s Securities to be Sold	Estimated Transaction Costs (dollars and basis points (as a percentage of the Combined Portfolio’s assets))
GA Balanced	0%	$0 (0 basis points)
GA BlackRock Selects	22%	$2,700 (0.15 basis points)
GA Franklin	15%	$6,000 (0.15 basis points)
GA Select Advisor	100%	$1,200 (0.06 basis points)

For more information regarding brokerage expenses and similar transaction costs, see the section entitled “ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS – Brokerage Expenses and Other Transaction Costs” in the Information Statement/Prospectus.

Q.5.	How will the Reorganization affect me as a Shareholder?

A. 5.	The Reorganizations are expected to occur after the close of business on October 2, 2026 (or at such earlier or later date as determined by an officer of the Trust) (the “Closing Date”).

After the close of business on the Closing Date, shareholders of an Acquired Portfolio will become shareholders of the corresponding Acquiring Portfolio and will receive shares of the corresponding Acquiring Portfolio that are equal in value to their shares in the Acquired Portfolio as of the close of regular trading on the New York Stock Exchange on the Closing Date (“Valuation Time”). The number of shares you receive will depend on the relative net asset value of the Acquired Portfolio’s and corresponding Acquiring Portfolio’s shares immediately prior to the Reorganization. Thus, although the aggregate net asset value of the shares in your account will be the same immediately after the close of business on the Closing Date, you may receive a greater or lesser number of shares than you currently hold in the Acquired Portfolio.

Q. 6.	Can I purchase, exchange or redeem my Acquired Portfolio shares before the Reorganization takes place?

A. 6.	Existing shareholders of an Acquired Portfolio are permitted to purchase additional shares of the Acquired Portfolio until October 1, 2026, but any purchase request that cannot be settled prior to October 1, 2026 will be deemed to be, and will be processed as, a purchase request for shares of the corresponding Acquiring Portfolio. Existing shareholders may also redeem their shares at any time before the Reorganization takes place, as set forth in the Acquired Fund’s prospectus. The Separate Account through which you invest may have different restrictions. Please refer to your variable contract prospectus (or other disclosure document) for more information.

General Information About the Portfolios

Q. 7.	How comparable are the Portfolios’ investment objectives and principal investment strategies?

A.7.	Each Acquired Portfolio and its corresponding Acquiring Portfolio have the same investment objectives and similar principal investment strategies, but there are some differences you should consider. The “Synopsis” section in the Information Statement/Prospectus for each Reorganization provides a comparison of each Acquired Portfolio’s and the corresponding Acquiring Portfolio’s investment objective and principal investment strategy. This comparison can be found in the sub-sections entitled “Comparison of the

Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks.”

Q. 8.	How comparable are the Portfolios’ principal risks?

A. 8.	Each Acquired Portfolio and its corresponding Acquiring Portfolio have similar principal risks, but there are some differences you should consider. The “Synopsis” section in the Information Statement/Prospectus for each Reorganization provides a comparison of each Acquired Portfolio’s and the corresponding Acquiring Portfolio’s principal risks. This comparison can be found in the sub-sections entitled “Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks.”

Q. 9.	Do each of the Acquiring Portfolios have a different investment adviser and sub-adviser?

A. 9.	Each Acquired Portfolio and the corresponding Acquiring Portfolio have the same investment adviser but may have different sub-advisers. GAIA will continue to serve as each Acquiring Portfolio’s investment adviser after the closing of the Reorganization. Each Portfolio is sub-advised by Milliman and either BlackRock Investment Management, LLC (“BlackRock”), Wilshire Advisors LLC ("Wilshire"), or Franklin Advisers, Inc. (“Franklin”). Each sub-adviser for each Acquired Portfolio is expected to continue to serve as the sub-adviser for the corresponding Acquiring Portfolio upon the closing of the Reorganizations, except with respect to the Reorganization of GA Franklin into GA Wellington. GA Franklin is subadvised by Milliman and Franklin, while GA Wellington is subadvised by Milliman and Wellington Management Company LLP (“Wellington”). The sub-adviser for each Portfolio is set forth below.

Reorganization into GA Moderate
	Acquired Portfolio (GA Balanced)	Acquired Portfolio (GA BlackRock Selects)	Acquiring Portfolio (GA Moderate)
Sub-Adviser	BlackRock	BlackRock	BlackRock
Sub-Adviser	Milliman	Milliman	Milliman

	Reorganization into GA American		Reorganization into GA Wellington
	Acquired Portfolio (GA Select Advisor)	Acquiring Portfolio (GA American)	Acquired Portfolio (GA Franklin)	Acquiring Portfolio (GA Wellington)
Sub-Adviser	Wilshire	Wilshire	Franklin	Wellington
Sub-Adviser	Milliman	Milliman	Milliman	Milliman

Q.10.	Will the Plan result in different expenses for shareholders of the Acquired Portfolios?

A.10.	Yes. Each Acquiring Portfolio has different expenses than the corresponding Acquired Portfolio. With respect to each Reorganization, it is anticipated that, immediately following the Reorganization, shareholders of the Combined Portfolio will incur the same or lower actual management fees (i.e., the management fee rate payable calculated based on a Portfolio’s asset level) than the shareholders of the corresponding Acquired Portfolio immediately prior to the Reorganization. With respect to each Reorganization, the total net annual operating expense ratio of each Combined Portfolio immediately after the Reorganization is expected to be the same or lower than the total net annual operating expense ratio of the corresponding Acquired Portfolio immediately prior to the Reorganization. With respect to GA American, the Adviser has contractually agreed to establish an expense limitation arrangement applicable to the Portfolio, under which the Adviser will reimburse such Portfolio’s expenses such that the total annual operating expense ratio of the Portfolio will not exceed the current total operating expense ratio of GA Select Advisor until October 31, 2027. Following the expiration of the one-year expense limitation arrangement, it is possible that the total annual fund operating expenses of GA American may be higher than the total annual fund operating expenses of GA Select Advisor, based in part on the asset size of GA American at that time. For more information on fees and expenses, see the section entitled “Comparison of the Fees and Expenses of the Acquired Portfolio and the Acquiring Portfolio” in the “Synopsis” section for each Reorganization in the Information Statement/Prospectus.

Q.11.	Will the Reorganization be considered a taxable event to the Contract Holders for U.S. federal income tax purposes?

A.11.	Shares of the Acquired Portfolios are offered only through a variable annuity contract. Because these products allow tax-free treatment for transactions within such products, Contract Holders are not expected to recognize any gain or loss for U.S. federal income tax purposes on the exchange of shares of an Acquired Portfolio for shares of the corresponding Acquiring Portfolio.

Important additional information about each Reorganization is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

THE INFORMATION IN THIS COMBINED INFORMATION STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS COMBINED INFORMATION STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY

COMBINED INFORMATION STATEMENT/PROSPECTUS

DATED JULY 10, 2026

COMBINED INFORMATION STATEMENT/PROSPECTUS

[ ], 2026

Forethought Variable Insurance Trust
10 West Market Street, Suite 2300
Indianapolis, Indiana 46204
(877) 355-1820

We Are Not Asking You for a Proxy and You Should Not Send Us a Proxy

This Combined Information Statement/Prospectus (“Information Statement/Prospectus”) relates to the reorganization of each Acquired Portfolio set forth in the table below (each an “Acquired Portfolio") with and into the corresponding Acquiring Portfolio set forth in the table below (each, an “Acquiring Portfolio”) (each, a “Reorganization” and collectively, the “Reorganizations”). Forethought Life Insurance Company (“FLIC”) offers variable annuity contracts (each a “Contract”) through its separate account (the “Separate Account”), registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). You were a holder of at least one such Contract as of the close of business on August 3, 2026. The Separate Account is segmented into subaccounts (the “Subaccounts”), each of which invests in an underlying open-end investment management company or a series thereof. This Information Statement/Prospectus relates solely to the Acquired Portfolios and Acquiring Portfolios, which are series of the Trust and which underlie certain Subaccounts offered under your Contract.

Acquired Portfolio and Share Class	Corresponding Acquiring Portfolio and Share Class
Global Atlantic Balanced Managed Risk Portfolio (“GA Balanced”) Class II Shares	Global Atlantic Moderate Managed Risk Portfolio (“GA Moderate”) Class II Shares
Global Atlantic BlackRock Selects Managed Risk Portfolio (“GA BlackRock Selects”) Class II Shares	GA Moderate Class II Shares
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (“GA Franklin”) Class II Shares	Global Atlantic Wellington Research Managed Risk Portfolio (“GA Wellington”) Class II Shares
Global Atlantic Select Advisor Managed Risk Portfolio (“GA Select Advisor”) Class II Shares	Global Atlantic American Funds® Managed Risk Portfolio (“GA American”) Class II Shares

The Separate Accounts or their trustees, as record owners of the Acquired Portfolios are, in most cases, the true “shareholders” of the Acquired Portfolios. For clarity and ease of reading, references to “shareholder” or “you” throughout this Information Statement/Prospectus do not refer to the technical shareholder but rather refer to the Contract Holder. Each Acquiring Portfolio and Acquired Portfolio may be referred to herein as a “Portfolio.”

Each Reorganization will be completed pursuant to the terms of an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board (“Board”) of Trustees of Forethought Variable Insurance Trust (the “Trust”). The Plan provides for the following: (1) the transfer of all of the assets of each Acquired Portfolio to the corresponding Acquiring Portfolio, in exchange for shares of the corresponding Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio as of the close of regular trading on the New York Stock Exchange on the closing date of the Reorganization; (2) the assumption by the corresponding Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and (3) the distribution of shares of the corresponding Acquiring Portfolio to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

Each Reorganization is discussed in detail in this Information Statement/Prospectus, which you should read carefully and retain for future reference. It is both an information statement for each Acquired Portfolio and a prospectus for the corresponding Acquiring Portfolio. A Statement of Additional Information dated [August 9], 2026, relating to this Information Statement/Prospectus and each Reorganization has been filed with the SEC and is incorporated by reference into this Information Statement/Prospectus. Additional information is contained in the documents described below, all of which have been filed with the SEC.

Documents:	How to Obtain a Copy:

—   The Statutory Prospectus for the Acquired Portfolios and the Acquiring Portfolios dated May 1, 2026, as supplemented on May 13, 2026 (Securities Act File No. 333-189870) (the “Prospectus”)

—    Statement of Additional Information for the Acquired Portfolios and the Acquiring Portfolios dated May 1, 2026, as supplemented on May 13, 2026 (Securities Act File No. 333-189870) (the “Statement of Additional Information”)

The Prospectus and the Statement of Additional Information are available, without charge, by calling 1-877-355-1820, emailing GlobalAtlanticPortfolios@gafg.com, or by writing to:

Global Atlantic Portfolios
c/o Forethought Variable Insurance Trust
10 West Market Street, Suite 2300
Indianapolis, Indiana 46204

Information is also available at

https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/.

Each of these documents is incorporated by reference into this Information Statement/Prospectus (meaning that they are legally considered to be part of this Information Statement/Prospectus) only insofar as they relate to the Acquiring Portfolios and Acquired Portfolios. No other parts of such documents are incorporated by reference herein.

— The Portfolios’ Form N-CSR filing dated December 31, 2025.

This document is available, without charge, by calling 1-877-355-1820, emailing GlobalAtlanticPortfolios@gafg.com, or by writing to:

Global Atlantic Portfolios
c/o Forethought Variable Insurance Trust
10 West Market Street, Suite 2300
Indianapolis, Indiana 46204

Information is also available at

https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov. The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, information statements, reports, and other information filed by the

Portfolios may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated by reference.

If any person provides any other representation or information, you should not rely on those other representations or information since none of the Portfolios have authorized those representations.

The SEC has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

Please note that investments in the Portfolios are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any portfolio will achieve its investment objectives.

GENERAL SYNOPSIS

You should read this entire Information Statement/Prospectus carefully. For additional information, you should consult the Prospectus; the Statement of Additional Information (“SAI”); and the Agreement and Plan of Reorganization (the “Plan”). A form of the Plan is attached hereto as Appendix A.

The Reorganizations

At a meeting held on May 7, 2026, the Board of Trustees (the “Board”) of Forethought Variable Insurance Trust (the “Trust”) reviewed a proposal from Global Atlantic Investment Advisors, LLC (“GAIA” or “Adviser”) regarding an initiative to streamline the product offerings of the series of the Trust. For the reasons set forth herein, the Board approved the Plan that provides for the reorganization of each Acquired Portfolio set forth in the table below with and into the corresponding Acquiring Portfolio set forth in the table below (each, a “Reorganization” and collectively, the “Reorganizations”). Each Reorganization does not require shareholder approval. Each Reorganization is expected to occur after the close of business on October 2, 2026 (or at such earlier or later date as determined by an officer of the Trust) (each a “Closing Date”).

Acquired Portfolio	Corresponding Acquiring Portfolio
GA Balanced	GA Moderate
GA BlackRock Selects	GA Moderate
GA Franklin	GA Wellington
GA Select Advisor	GA American

With respect to each Reorganization, the Plan provides for:

•	the transfer of all of the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio as of the close of regular trading on the New York Stock Exchange (4:00 pm, Eastern Time) on the Closing Date (“Valuation Time”);

•	the assumption by the corresponding Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and

•	the distribution of shares of the corresponding Acquiring Portfolio to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

The Reorganizations are expected to be completed after the close of business on the Closing Date based on the net asset value of each Portfolio’s shares as of the Valuation Time. Each Acquiring Portfolio, following completion of the applicable Reorganization(s), may be referred to as the “Combined Portfolio.”

Each shareholder of an Acquired Portfolio will hold, immediately after the Closing Date, shares of the same class of the corresponding Acquiring Portfolio having an aggregate value equal to the aggregate value of the same class of shares of the Acquired Portfolio held by that shareholder as of the Valuation Time. Each Reorganization does not require shareholder approval, and you are not being asked to vote or take any other action in connection with the Reorganization. Your investment in an Acquired Portfolio will automatically be invested in the corresponding Acquiring Portfolio upon completion of the Reorganization.

With respect to each of the Reorganizations other than Reorganization of GA Select Advisor into GA American, it is expected that prior to or at the completion of each Reorganization, each Acquired Portfolio and the corresponding Acquiring Portfolio will receive an opinion from Dechert LLP, legal counsel to the Trust, substantially to the effect that, based upon certain facts, assumptions, and representations, no gain or loss is expected to be recognized for U.S. federal income tax purposes by the Acquired Portfolio or its shareholders as a result of the Reorganization.

It is not expected that the Reorganization of GA Select Advisor into GA American will qualify as a tax-free reorganization under the Code.

As long as the Contracts funded through the Separate Accounts qualify as variable contracts under Section 817(d) of the Code, the Reorganization, whether or not treated as tax-free for U.S. federal income tax purposes, is not expected to create any tax liability for Contract Holders. Additional information about the U.S. federal income tax consequences of the investing in the Contracts is included under “MORE INFORMATION ABOUT THE PORTFOLIOS – Tax Considerations.”

Comparison of Portfolio Classes and Distribution Arrangements

In connection with each Reorganization, shareholders of an Acquired Portfolio will receive shares of the corresponding Acquiring Portfolio. The shares of each Acquiring Portfolio will have substantially identical legal characteristics as the corresponding shares of the Acquired Portfolio with respect to such matters as voting rights, accessibility, conversion rights, and transferability. Each Portfolio is organized as a series of the same Delaware statutory trust. There are no material differences between the rights of shareholders of the Acquiring Portfolio and shareholders of the corresponding Acquired Portfolio.

Comparison of Buying and Selling Shares

Shares of the Acquiring Portfolios and the Acquired Portfolios are intended to be sold to certain separate accounts of Forethought Life Insurance Company (“FLIC”). All shares are held by a separate account for your benefit and the benefit of other purchasers. Shares of a Portfolio may be purchased or sold on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Comparison of Portfolio Distributions

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in each Portfolio’s shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable annuity contracts.

Tax Information

It is each Portfolio’s intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a Contract Holder who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries

Each Portfolio or the Adviser may pay FLIC for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and a Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SYNOPSIS – COMPARISON OF GA BALANCED and GA Moderate

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Portfolio is the same. Each Portfolio seeks to provide appreciation and income while seeking to manage volatility. The Portfolios’ investment objectives are non-fundamental policies and may be changed without shareholder approval by the Board upon 60 days’ written notice to shareholders. Each Portfolio has the same fundamental investment restrictions. Each Portfolio has some similar principal investment strategies, but there are some differences in the Portfolios’ principal investment strategies that you should consider.

The following comparisons summarize the principal investment strategies of each Portfolio.

	GA BALANCED (ACQUIRED PORTFOLIO)	GA MODERATE (ACQUIRING PORTFOLIO)
Principal Investment Strategies

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 50% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 50% to fixed-income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BlackRock deems to be attractive

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 65% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 35% to fixed-income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset classes that BlackRock deems to be attractive

GA BALANCED (ACQUIRED PORTFOLIO)	GA MODERATE (ACQUIRING PORTFOLIO)

investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock's assessment of the ETFs' relative attractiveness as investment opportunities.

Certain ETFs' investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, including, small-, mid- and large-cap issuers, and on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to certain ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed-income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs' adviser or unrated but determined to be of equivalent quality by the ETFs' adviser). Such securities are sometimes referred to as "junk bonds." An ETF may integrate environmental, social and governance ("ESG") factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An ETF may also seek to deliver exposure to certain style factors (i.e., quality, value, momentum, size, minimum volatility).

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock's assessment of the ETFs' relative attractiveness as investment opportunities.

The ETFs' investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, including, small-, mid- and large-cap issuers, and on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to the ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed-income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs' adviser or unrated but determined to be of equivalent quality by the ETFs' adviser). Such securities are sometimes referred to as "junk bonds." An ETF may integrate environmental, social and governance ("ESG") factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An ETF may also seek to deliver exposure to certain style factors (i.e., quality, value, momentum, size, minimum volatility).

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary

GA BALANCED (ACQUIRED PORTFOLIO)	GA MODERATE (ACQUIRING PORTFOLIO)

to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

The Acquiring Portfolio’s principal investment strategies, including the additional markets to which you may be exposed as a shareholder of the Acquiring Portfolio, may impact performance and the risk/return profile of your investment. The investment philosophy and investment process of the Portfolios are described in more detail in Appendix B.

The Portfolios are subject to similar principal risks; however, the degree to which each Portfolio is subject to any particular investment risk will depend on the extent to which the Portfolio is invested in a particular security or types of securities that expose the Portfolio to such risk. Each Portfolio is subject to the following principal risks: Affiliated Underlying Fund Risk, Asset Allocation Risk, Conflicts of Interest Risk, Convertible Securities Risk, Corporate Loans Risk, Derivatives Risk, Distressed Securities Risk, Emerging Markets Risk, Equity Risk, ESG Risk, ETF Risk, Fixed Income Risk, Focus Risk, Foreign Currency Risk, Foreign Investment Risk, Growth Stock Risk, High-Yield Debt Securities Risk, Large Cap Risk, Management Risk, Market Risk, Mid-Cap Risk, Mortgage- and Asset Backed Securities Risks, Over-the-Counter Transactions Risk, Short Positions Risk, Small Cap Risk, Sovereign Debt Risk, Structured Notes Risk, Style Factors Risk, Tactical Asset Allocation Risk, Underlying Fund Risk, and Value Stock Risk.

The risk profiles of the Acquired Portfolio and the Acquiring Portfolio are comparable.

The descriptions of these principal risks are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Portfolio and the Acquiring Portfolio

Fees and Expenses

The fees and expenses of each Portfolio and estimated pro forma fees and expenses after giving effect to the Reorganizations of GA Balanced and GA BlackRock Selects into GA Moderate (“GA Moderate Reorganizations”) are shown in the table below. The fees and expenses of each Portfolio are based on the fees and expenses of the Portfolios for the twelve months ended December 31, 2025; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Portfolio after giving effect to the GA Moderate Reorganizations. Pro forma numbers are estimated in good faith and are hypothetical. The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of a Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	GA Balanced (Acquired Portfolio)	GA Moderate (Acquiring Portfolio)	GA Moderate (Acquiring Portfolio) Pro Forma(1)
Share Class	Class II	Class II	Class II
Management fees	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.15%	0.15%	0.12%
Acquired Fund Fees and Expenses(2)	0.11%	0.11%	0.11%
Total annual Portfolio operating expenses	1.06%	1.06%	1.03%
Fee Waiver and/or Reimbursement	(0.03)% (3)	(0.03)% (3)	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.03%	1.03%	1.03%

(1)	Reflects pro forma amounts following the GA Moderate Reorganizations.

(2)	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)	The Adviser has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.92% of average daily net assets attributable to the Acquired Portfolio's shares and the Acquiring Portfolio’s shares. The expense reimbursement is subject to possible recoupment from each Portfolio until the Closing Date on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.

Example

The examples below are intended to help you compare the cost of investing in the Portfolios and in the Acquiring Portfolio (after the GA Moderate Reorganizations) on a pro forma basis. The examples assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year).

The pro forma expense examples are estimated. The expense examples do not include the cost of the GA Moderate Reorganizations. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1	Year 3	Year 5	Year 10
Share Class	Class II	Class II	Class II	Class II
GA Balanced (Acquired Portfolio)	$105	$334	$582	$1,291
GA Moderate (Acquiring Portfolio)	$105	$334	$582	$1,291
GA Moderate (Acquiring Portfolio) Pro Forma(1)	$105	$328	$569	$1,259

(1)	Reflects pro forma amounts following the GA Moderate Reorganizations.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect a Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended on December 31, 2025, the portfolio turnover rate for the Acquired Portfolio was 33% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2025, the portfolio turnover rate for the Acquiring Portfolio was 31% of the average value of its portfolio.

Performance of the Acquired Portfolio and the Acquiring Portfolio

The Acquired Portfolio

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. In addition, the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock, effective May 1, 2021. No changes were made to the Portfolio's principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

Class II Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2023	7.88%
Lowest Quarter	2nd Quarter 2022	(7.30)%

The year-to-date return for the Acquired Portfolio’s Class II shares as of March 31, 2026 was (1.53)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

	One Year	Five Years	Ten Years
Class II shares return before taxes	8.46%	3.83%	5.07%
S&P Global Managed Risk LargeMidCap Index – Conservative (reflects no deduction for fees, expenses or taxes)	10.52%	4.87%	5.95%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

The Acquiring Portfolio

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. In addition, the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock, effective May 1, 2021. No changes were made to the Portfolio's principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

Class II Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2023	8.63%
Lowest Quarter	4th Quarter 2018	(8.73)%

The year-to-date return for the Acquiring Portfolio’s Class II shares as of March 31, 2026 was (1.85)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

	One Year	Five Years	Ten Years
Class II shares return before taxes	9.24%	5.22%	6.05%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

SYNOPSIS – COMPARISON OF GA BlackRock Selects and GA Moderate

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Portfolio is the same. Each Portfolio seeks to provide capital appreciation and income while seeking to manage volatility. The Portfolios’ investment objectives are non-fundamental policies and may be changed without shareholder approval by the Board upon 60 days’ written notice to shareholders. Each Portfolio has the same fundamental investment restrictions. Each Portfolio has some similar principal investment strategies, but there are some differences in the Portfolios’ principal investment strategies that you should consider.

The following comparisons summarize the principal investment strategies of each Portfolio.

	GA BLACKROCK SELECTS (ACQUIRED PORTFOLIO)	GA MODERATE (ACQUIRING PORTFOLIO)
Principal Investment Strategies

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management, LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a "fund of funds" strategy that seeks to achieve its objective by investing in a combination of one or more mutual funds and exchange-traded funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses (collectively, "Underlying Funds"). Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.

In managing the Capital Appreciation and Income Component, BlackRock will invest in a mix of Underlying Funds in different combinations and weightings pursuant to an asset allocation strategy determined by BlackRock. BlackRock may also invest a portion of the Capital Appreciation and Income Component in cash or cash equivalents. Under normal market conditions, BlackRock expects to allocate approximately 40-70% of the Capital Appreciation and Income Component

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a strategy that seeks to invest in a combination of iShares Exchange Traded Funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. BlackRock expects to further allocate approximately 65% of the Capital Appreciation and Income Component assets to equity-based ETFs, and approximately 35% to fixed-income-based ETFs, although BlackRock may modify the target allocation from time to time. The Portfolio incorporates a global tactical asset allocation strategy that, under normal circumstances, seeks to adjust allocations to asset

GA BLACKROCK SELECTS (ACQUIRED PORTFOLIO)	GA MODERATE (ACQUIRING PORTFOLIO)

assets to equity-based Underlying Funds, and approximately 30-60% to fixed-income-based Underlying Funds, although BlackRock may modify the target allocation from time to time.

The Underlying Funds may include funds that invest primarily in equity securities or certain other instruments described below (referred to as "equity funds"), funds that invest primarily in fixed-income securities (referred to as "fixed-income funds"), and funds that invest in a mix of securities and other instruments in which equity funds and fixed-income funds invest (referred to as "multi-asset funds"). Equity funds may include funds that invest in, among other things: domestic and international equities of any market capitalization; real estate-related securities or instruments, including real estate investment trusts ("REITs"); and commodity-related securities or instruments. Fixed-income funds may include funds that invest in a wide range of debt securities, including, among other things: debt securities of varying maturities; debt securities paying fixed or fluctuating rates of interest; debt securities convertible into equity securities; domestic and non-U.S. bonds; securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, by foreign governments, international agencies or supranational entities, or by domestic or foreign private issuers; mortgage-backed securities; high yield (or junk) bonds; corporate loans; distressed securities; inflation-indexed bonds; structured notes; credit-linked notes; loan assignments and loan participations; and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. Investments in multi-asset funds will count toward the target allocation ranges for both equity and fixed-income funds. The portion of such investments attributable to each target allocation range will be determined based on a multi-asset fund's underlying investments in equity and fixed-income instruments. Certain Underlying Funds may also invest in commodity-related instruments or in derivative instruments, such as futures, options, forward contracts, and/or swaps.

BlackRock may allocate a significant portion of the Capital Appreciation and Income Component to a single Underlying Fund, the BlackRock Global Allocation V.I. Fund, which invests in a classes that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of ETFs will vary with market conditions and BlackRock's assessment of the ETFs' relative attractiveness as investment opportunities.

The ETFs' investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, including, small-, mid- and large-cap issuers, and on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region. As a result of its exposure to the ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed-income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs' adviser or unrated but determined to be of equivalent quality by the ETFs' adviser). Such securities are sometimes referred to as "junk bonds." An ETF may integrate environmental, social and governance ("ESG") factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An ETF may also seek to deliver exposure to certain style factors (i.e., quality, value, momentum, size, minimum volatility).

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge

GA BLACKROCK SELECTS (ACQUIRED PORTFOLIO)	GA MODERATE (ACQUIRING PORTFOLIO)

portfolio of equity, debt and money market securities.

The allocation to equity funds may be further diversified by style factors (including, without limitation, value and growth), market capitalization (including both large cap and small cap funds), region (including domestic and international or emerging markets funds), or other factors. The allocation to fixed-income funds may be further diversified by sector (including government, corporate, agency, mortgage-backed securities and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

GA BLACKROCK SELECTS (ACQUIRED PORTFOLIO)	GA MODERATE (ACQUIRING PORTFOLIO)

periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

The Acquiring Portfolio’s principal investment strategies, including the additional markets to which you may be exposed as a shareholder of the Acquiring Portfolio, may impact performance and the risk/return profile of your investment. The investment philosophy and investment process of the Portfolios are described in more detail in Appendix B.

The Portfolios are subject to similar principal risks; however, the degree to which each Portfolio is subject to any particular investment risk will depend on the extent to which the Portfolio is invested in a particular security or types of securities that expose the Portfolio to such risk. Each Portfolio is subject to the following principal risks: Affiliated Underlying Fund Risk, Asset Allocation Risk, Commodities Related Investments Risks, Conflicts of Interest Risk, Convertible Securities Risk, Corporate Loans Risk, Derivatives Risk, Distressed Securities Risk, Emerging Markets Risk, Equity Risk, ETF Risk, Fixed Income Risk, Focus Risk, Foreign Currency Risk, Foreign Investment Risk, High-Yield Debt Securities Risk, Large Cap Risk, Management Risk, Market Risk, Mid Cap Risk, Mortgage- and Asset Backed Securities Risks, Over-the-Counter Transactions Risk, Short Positions Risk, Small Cap Risk, Sovereign Debt Risk, Structured Notes Risk, and Underlying Fund Risk. The Acquiring Portfolio is also subject to the following principal risks: ESG Risk, Growth Stock Risk, Style Factors Risk, Tactical Asset Allocation Risk, and Value Stock Risk. The Acquired Fund is subject to the following risks: Commodities Related Investments Risk, Convertible securities Risk, Real Estate Related Securities Risk, REIT Investment Risk, and Structured Notes Risk.

The risk profiles of the Acquired Portfolio and the Acquiring Portfolio are comparable.

The descriptions of these principal risks are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Portfolio and the Acquiring Portfolio

Fees and Expenses

The fees and expenses of each Portfolio and estimated pro forma fees and expenses after giving effect to the GA Moderate Reorganizations are shown in the table below. The fees and expenses of each Portfolio are based on the fees and expenses of the Portfolios for the twelve months ended December 31, 2025; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Portfolio after giving effect to the GA Moderate Reorganizations. Pro forma numbers are estimated in good faith and are hypothetical. The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of a Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	GA BlackRock Selects (Acquired Portfolio)	GA Moderate (Acquiring Portfolio)	GA Moderate (Acquiring Portfolio) Pro Forma(1)
Share Class	Class II	Class II	Class II
Management fees	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.15%	0.15%	0.12%
Acquired Fund Fees and Expenses(2)	0.33%	0.11%	0.11%
Total annual Portfolio operating expenses	1.28%	1.06%	1.03%
Fee Waiver and/or Reimbursement	(0.01)% (3)	(0.03)% (3)	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.27%	1.03%	1.03%

(1)	Reflects pro forma amounts following the GA Moderate Reorganizations.

(2)	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)	The Adviser has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.94% of average daily net assets attributable to the Acquired Portfolio’s shares and 0.92% of average daily net assets attributable to the Acquiring Portfolio’s shares. The expense reimbursement is subject to possible recoupment from each Portfolio until the Closing Date on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.

Example

The examples below are intended to help you compare the cost of investing in the Portfolios and in the Acquiring Portfolio (after the GA Moderate Reorganizations) on a pro forma basis. The examples assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year).

The pro forma expense examples are estimated. The expense examples do not include the cost of the GA Moderate Reorganizations. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1	Year 3	Year 5	Year 10
Share Class	Class II	Class II	Class II	Class II
GA BlackRock Selects (Acquired Portfolio)	$129	$405	$701	$1,544
GA Moderate (Acquiring Portfolio)	$105	$334	$583	$1,291
GA Moderate (Acquiring Portfolio) Pro Forma(1)	$105	$328	$569	$1,259

(1)	Reflects pro forma amounts following the GA Moderate Reorganizations.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect a Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended on December 31, 2025, the portfolio turnover rate for the Acquired Portfolio was 84% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2025, the portfolio turnover rate for the Acquiring Portfolio was 31% of the average value of its portfolio.

Performance of the Acquired Portfolio and the Acquiring Portfolio

The Acquired Portfolio

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI All Country World Index ("MSCI ACWI Index") (Net Total Return, USD) serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

Class II Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2023	8.10%
Lowest Quarter	1st Quarter 2020	(8.01)%

The year-to-date return for the Acquired Portfolio’s Class II shares as of March 31, 2026 was (1.81)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

	One Year	Five Year	Ten Year
Class II shares return before taxes	9.13%	4.58%	5.19%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
MSCI ACWI Index (Net Total Return, USD) (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%

The Acquiring Portfolio

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. In addition, the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock, effective May 1, 2021. No changes were made to the Portfolio's principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

Class II Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2023	8.63%
Lowest Quarter	4th Quarter 2018	(8.73)%

The year-to-date return for the Acquiring Portfolio’s Class II shares as of March 31, 2026 was (1.85)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

	One Year	Five Years	Ten Years
Class II shares return before taxes	9.24%	5.22%	6.05%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

SYNOPSIS – COMPARISON OF GA franklin AND GA wellington

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Portfolio is the same. Each Portfolio seeks to provide capital appreciation and income while seeking to manage volatility. The Portfolios’ investment objectives are non-fundamental policies and may be changed without shareholder approval by the Board upon 60 days’ written notice to shareholders. Each Portfolio has the same fundamental investment restrictions. Each Portfolio has some similar principal investment strategies, but there are some differences in the Portfolios’ principal investment strategies that you should consider.

The following comparisons summarize the principal investment strategies of each Portfolio.

	GA FRANKLIN (ACQUIRED PORTFOLIO)	GA WELLINGTON (ACQUIRING PORTFOLIO)
Principal Investment Strategies

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by Franklin Advisers, Inc. ("Franklin Advisers" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component"). The Capital Appreciation and Income Component is further sub-divided into equity and fixed-income sleeves, both of which are managed by Franklin Advisers. Milliman Financial Risk Management, LLC ("Milliman" or a "Sub-Adviser") manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. The Adviser expects to further allocate approximately 75% of the Portfolio's Capital Appreciation and Income Component to the equity sleeve and approximately 25% to the fixed-income sleeve. The Adviser may modify the target allocations from time to time.

Franklin Advisers manages the equity sleeve of the Portfolio pursuant to a rising dividends strategy which seeks to invest in equity securities, primarily common stock, that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stock and have maintained or increased their dividend rate during the last four consecutive years.

Under normal market conditions, pursuant to the rising dividends strategy, the equity sleeve will seek

 The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by Wellington Management Company LLP ("Wellington Management" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. In managing the Capital Appreciation and Income Component, Wellington Management manages an equity strategy and a fixed-income strategy. Under normal circumstances, approximately 65% of the Capital Appreciation and Income Component will be allocated to the equity strategy, and approximately 35% of the Capital Appreciation and Income Component to the fixed-income strategy, although the Adviser may modify the target allocation from time to time.

The Portfolio's equity strategy seeks to provide long-term total returns by investing primarily in common stocks and other equity securities of U.S. large-capitalization companies and, to a lesser extent, U.S. small-capitalization and mid-capitalization companies, and foreign companies. In managing the equity strategy,

	GA FRANKLIN (ACQUIRED PORTFOLIO)	GA WELLINGTON (ACQUIRING PORTFOLIO)
Principal Investment Strategies

to invest at least 65% of its net assets in securities of companies that have:

•  consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

•  increased dividends substantially (at least 100%) over the last 10 years;

•  reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); and

•  either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations.

For the rising dividends strategy, Franklin Advisers typically seeks to invest the rest of the equity sleeve's net assets in equity securities of companies that pay dividends but do not meet all of the above criteria. Through its equity sleeve, the Portfolio may invest in companies of any size, across the entire market spectrum including smaller and midsize companies. Although Franklin Advisers will generally seek to invest the Portfolio's equity sleeve across all sectors, from time to time, based on economic conditions, the sleeve may have significant positions in particular sectors. Franklin Advisers may invest up to 25% of the equity sleeve's net assets in foreign securities (which may include the purchase of depositary receipts) and 5% of its net assets in exchange traded funds (ETFs). The equity sleeve may enter into repurchase agreements.

In its investing following the rising dividends strategy, Franklin Advisers takes a research driven, fundamental, "bottom-up" approach that focuses primarily on individual securities. Franklin Advisers looks for companies for the rising dividends strategy that it believes are fundamentally sound and attempts to acquire them at attractive prices. The equity sleeve does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. For the equity sleeve, Franklin Advisers employs a bottom-up stock selection process that makes investments without regard to the securities normally comprising the benchmark that the equity sleeve of the Portfolio uses for performance comparison purposes.

Wellington Management will allocate the Portfolio's assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management's team of global industry analysts. The Portfolio will typically seek to maintain representation in each major industry represented in the S&P 500® Index. Wellington Management may invest up to 15% of the Portfolio's net assets allocated to the equity strategy in securities of foreign issuers and non-dollar securities.

In analyzing a prospective investment for its equity strategy, Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Wellington Management's fixed-income strategy seeks to provide long-term total returns by investing in a broad range of high-quality U.S. fixed-income securities. The investment universe primarily includes U.S. government and agency securities, mortgage and structured finance securities, asset-backed securities, and investment-grade U.S. dollar-denominated corporate and sovereign securities. The fixed-income strategy does not invest in below investment grade securities or securities denominated in foreign currencies. The restriction on below investment grade securities applies at the time of purchase. The fixed-income strategy may invest in fixed-income-related derivatives, including, but not limited to futures contracts, forward transactions and swap agreements.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other

GA FRANKLIN (ACQUIRED PORTFOLIO)	GA WELLINGTON (ACQUIRING PORTFOLIO)

In its management of the fixed-income sleeve, Franklin Advisers invests predominantly in investment grade securities and investments or in unrated securities and investments Franklin Advisers believes are of comparable quality. Securities rated in the top four ratings categories by one or more independent rating organizations such as S&P Global Ratings ("S&P®") (rated BBB or better) or Moody's Investors Service ("Moody's") (rated Baa or higher) are considered investment grade. Securities rated BB or lower by S&P® or Ba or lower by Moody's are considered to be below investment grade. Derivatives with reference securities that are investment grade are considered to be investment grade. The fixed-income sleeve of the Portfolio may invest up to 20% of its total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P® or Moody's, which may include defaulted securities, or in unrated securities and investments Franklin Advisers believes are of comparable quality. (In calculating the above non-investment grade debt limitations, the Portfolio combines its non-investment grade debt securities with the net long and short exposure to non-investment grade debt securities from derivative instruments.)

The fixed-income sleeve of the Portfolio may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The fixed-income sleeve of the Portfolio may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities, including collateralized mortgage obligations (CMOs), and inflation-indexed securities issued by the U.S. Treasury.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities. The fixed-income sleeve of the Portfolio may also invest a small portion of its assets hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

GA FRANKLIN (ACQUIRED PORTFOLIO)	GA WELLINGTON (ACQUIRING PORTFOLIO)

directly in mortgage loans. Some of the mortgage-backed securities in which the fixed-income sleeve of the Portfolio invests are issued or guaranteed by the U.S. government, its agencies or instrumentalities or by U.S. government-sponsored entities ("GSEs"), while others are issued by private entities and not guaranteed.

Mortgage-backed securities issued by GSEs, such as Fannie Mae and Freddie Mac, include credit risk transfer securities. Credit risk transfer securities are structured without any government guarantee or underlying collateral, such that (i) interest is paid directly by the GSE and (ii) principal is paid in accordance with the principal payments and default performance of a certain specified pool of residential mortgage loans acquired by the GSE. The Portfolio may also invest in privately issued credit risk transfer securities.

The fixed-income sleeve of the Portfolio may purchase or sell mortgage-backed and other asset-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" ("TBA") market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. Asset-backed securities are securities backed by loans, leases, and other receivables.

The fixed-income sleeve of the Portfolio also may invest in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers, which typically have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as a reference rate (e.g., the Secured Overnight Financing Rate) or the Prime Rate. The fixed-income sleeve also may invest in mortgage dollar rolls and in fixed-rate mortgage securities, including non-agency CMOs, issued by a private entity.

The fixed-income sleeve of the Portfolio regularly enters into interest rate, credit and currency-related transactions involving certain derivative instruments, including currency and cross-currency forwards, currency options, currency and currency index futures contracts, interest rate/bond futures contracts and options on such contracts, options on ETFs, and swaps agreements, which may include interest rate, inflation index, fixed-income total

GA FRANKLIN (ACQUIRED PORTFOLIO)	GA WELLINGTON (ACQUIRING PORTFOLIO)

return, currency and credit default swaps, futures contracts on credit default swaps on indices (also known as credit index futures), and options on interest rate and credit default swaps. The fixed-income sleeve of the Portfolio may also invest in collateralized debt obligations. The use of these derivative transactions may allow the fixed-income sleeve of the Portfolio to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. For example, the Portfolio may sell 10-year U.S. treasury futures to hedge its duration exposure in the United States. These derivatives may be used to enhance Portfolio returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a significant component of the investment returns of the fixed-income sleeve.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may,

GA FRANKLIN (ACQUIRED PORTFOLIO)	GA WELLINGTON (ACQUIRING PORTFOLIO)

during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

The Acquiring Portfolio’s principal investment strategies, including the additional markets to which you may be exposed as a shareholder of the Acquiring Portfolio, may impact performance and the risk/return profile of your investment. The investment philosophy and investment process of the Portfolios are described in more detail in Appendix B.

The Portfolios are subject to similar principal risks; however, the degree to which each Portfolio is subject to any particular investment risk will depend on the extent to which the Portfolio is invested in a particular security or types of securities that expose the Portfolio to such risk. Each Portfolio is subject to the following principal risks: Asset Allocation Risk, Conflicts of Interest Risk, Derivatives Risk, Equity Risk, Fixed Income Risk, Foreign Investment Risk, Large Cap Risk, Management Risk, Market Risk, Mid Cap Risk, Mortgage- and Asset-Backed Securities Risk, Mortgage Dollar Rolls Risk, Over-the-Counter Transactions Risk, Turnover Rate Risk, Short Positions Risk, Small Cap Risk, Sovereign Debt Risk, To Be Announced Securities Risk, Underlying Fund Risk, and U.S. Government Securities Risk. The Acquired Portfolio is also subject to the following principal risks: Investment Style Risk. The Acquiring Portfolio is also subject to the following principal risks: Collateralized Debt Obligations Risk, Corporate Loans Risk, Currency Management Strategies Risk, Depositary Receipts Risk, Dividend-Oriented Companies Risk, Emerging Markets Risk, ETF Risk, Floating Rate Corporate Investments Risk, Focus Risk, Foreign Currency Risk, Growth Stock Risk, High-Yield Debt Securities Risk, Liquidity Risk, Real Estate Related Securities Risk, Unrated Debt Securities Risk, Value Stock Risk, and Variable Rate Securities Risk. The risk profiles of the Acquired Portfolio and the Acquiring Portfolio are comparable.

The descriptions of these principal risks are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Portfolio and the Acquiring Portfolio

Fees and Expenses

The fees and expenses of each Portfolio and estimated pro forma fees and expenses after giving effect to the Reorganization are shown in the table below. The fees and expenses of each Portfolio are based on the fees and expenses of the Portfolios for the twelve months ended December 31, 2025; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Portfolio after giving effect to the Reorganization. Pro forma numbers are estimated in good faith and are hypothetical. The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of a Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	GA Franklin (Acquired Portfolio)	GA Wellington (Acquiring Portfolio)	GA Wellington (Acquiring Portfolio) Pro Forma(1)
Share Class	Class II	Class II	Class II
Management fees	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.16%	0.16%	0.12%
Acquired Fund Fees and Expenses(2)	0.02%	0.01%	0.01%
Total annual Portfolio operating expenses	1.28%	1.27%	1.23%
Fee Waiver and/or Reimbursement	(0.07)% (3)	(0.07)% (3)	(0.03)% (3)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.21%	1.20%	1.20%

(1)	Reflects pro forma amounts following the Reorganization.

(2)	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)	The Adviser has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 1.19% of average daily net assets attributable to the Acquiring Portfolio’s shares. The expense reimbursement is subject to possible recoupment from the Portfolio until the Closing Date on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.

Example

The examples below are intended to help you compare the cost of investing in the Portfolios and in the Acquiring Portfolio (after the Reorganization) on a pro forma basis. The examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year).

The pro forma expense examples are estimated. The expense examples do not include the cost of the Reorganization. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1	Year 3	Year 5	Year 10
Share Class	Class II	Class II	Class II	Class II
GA Franklin (Acquired Portfolio)	$123	$399	$696	$1,539
GA Wellington (Acquiring Portfolio)	$122	$396	$690	$1,528
GA Wellington (Acquiring Portfolio) Pro Forma(1)	$122	$387	$673	$1,486

(1)	Reflects pro forma amounts following the Reorganization.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect a Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended on December 31, 2025, the portfolio turnover rate for the Acquired Portfolio was 20% of the average value of its portfolio (72% including dollar roll transactions). During the most recent fiscal year ended on December 31, 2025, the portfolio turnover rate for the Acquiring Portfolio was 100% of the average value of its portfolio (111% including dollar roll transactions).

Performance of the Acquired Portfolio and the Acquiring Portfolio

The Acquired Portfolio

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P 500 Managed Risk Index – Moderate serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The S&P 500® Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Prior to July 5, 2017, the fixed-income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. The sub-adviser to the equity sleeve of the Capital Appreciation and Income Component of the Portfolio changed effective March 1, 2018 due to an organizational restructuring whereby all of the investment personnel responsible for the management of the equity sleeve transitioned from Franklin Advisory Services, LLC to Franklin Advisers.

Class II Annual Total Return by Calendar Year

Highest Quarter	1st Quarter 2019	9.37%
Lowest Quarter	1st Quarter 2020	(11.38)%

The year-to-date return for the Acquired Portfolio’s Class II shares as of March 31, 2026 was (1.95)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

	One Year	Five Years	Ten Years
Class II shares return before taxes	5.63%	4.50%	6.72%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for fees, expenses or taxes)	7.47%	8.36%	8.78%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

The Acquiring Portfolio

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P 500 Managed Risk Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class II Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2023	9.31%
Lowest Quarter	4th Quarter 2018	(9.20)%

The year-to-date return for the Acquiring Portfolio’s Class II shares as of March 31, 2026 was (3.19)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

	One Year	Five Years	Ten Years
Class II shares return before taxes	8.38%	5.32%	6.89%
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	7.41%	7.19%	7.94%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

SYNOPSIS – COMPARISON OF GA SELECT ADVISOR AND GA AMERICAN

Comparison of the Investment Objectives, Fundamental Investment Restrictions, Principal Investment Strategies and Principal Risks

The investment objective of each Portfolio is the same. Each Portfolio seeks to provide capital appreciation and income while seeking to manage volatility. The Portfolios’ investment objectives are non-fundamental policies and may be changed without shareholder approval by the Board upon 60 days’ written notice to shareholders. Each Portfolio has the same fundamental investment restrictions. Each Portfolio has some similar principal investment strategies, but there are some differences in the Portfolios’ principal investment strategies that you should consider.

The following comparisons summarize the principal investment strategies of each Portfolio.

	GA SELECT ADVISOR (ACQUIRED PORTFOLIO)	GA AMERICAN (ACQUIRING PORTFOLIO)
Principal Investment Strategies

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by Wilshire Advisors LLC ("Wilshire" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). Wilshire manages the Capital Appreciation and Income Component pursuant to a "fund of funds" strategy that seeks to achieve its objective by investing in a combination of unaffiliated mutual funds and unaffiliated exchange-traded funds ("ETFs") (collectively the "Underlying Funds"). This strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. Wilshire expects to further allocate approximately 75% of the Portfolio's Capital Appreciation and Income Component to Underlying Funds that hold primarily equity securities and 25% to Underlying Funds that hold primarily fixed-income securities, although Wilshire may modify the target allocation from time to time. The Portfolio may invest up to 20% of net assets in unaffiliated ETFs. Wilshire utilizes both qualitative and quantitative components to

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by Wilshire Advisors LLC ("Wilshire" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management LLC ("Milliman" or a "Sub-Adviser"). Wilshire manages the Capital Appreciation and Income Component pursuant to a "fund of funds" strategy that seeks to achieve its objective by investing in a combination of certain mutual funds in the American Funds Insurance Series® and other American Funds® (the "Underlying Funds"), offered through different prospectuses. This strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component. Wilshire expects to further allocate approximately 65% of the Portfolio's Capital Appreciation and Income Component to Underlying Funds that hold primarily equity securities and 35% to Underlying Funds that hold primarily fixed-income securities, although Wilshire may modify the target allocation from time to time. Wilshire utilizes both qualitative and quantitative components to develop the target allocations. The

GA SELECT ADVISOR (ACQUIRED PORTFOLIO)	GA AMERICAN (ACQUIRING PORTFOLIO)

develop the target allocations. The process seeks to generate target allocations that integrate Wilshire's macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments. The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds' investments will focus on investments in medium to large capitalization companies; however, its investments are not limited to a particular capitalization size. As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed-income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds' adviser or unrated but determined to be of equivalent quality by the Underlying Funds' adviser). Such securities are sometimes referred to as "junk bonds."

Wilshire generally intends to rebalance the Portfolio on a quarterly basis or as needed, to align more closely with target allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire's quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in Wilshire's Investment Strategy Committee, which is comprised of senior investment professionals across Wilshire's investment team.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other process seeks to generate target allocations that integrate Wilshire's macroeconomic views, strategy insights, and robust analytics to develop a portfolio that is designed to perform in a variety of market environments.

The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style. The equity Underlying Funds typically invest in core, growth and value equity securities of U.S. and foreign medium and large capitalization issuers, but may also invest in small capitalization companies and derivatives. The fixed-income Underlying Funds typically invest in domestic fixed-income securities including, but not limited to, U.S. Treasury securities, sovereign debt securities, corporate bonds, mortgage-backed securities and inflation-indexed securities, as well as derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds' adviser or unrated but determined to be of equivalent quality by the Underlying Funds' adviser). Such securities are sometimes referred to as "junk bonds."

Wilshire generally intends to rebalance the Portfolio on a quarterly basis or as needed, to align more closely with target allocations. The target allocations are subject to change through dynamic tilts (a percentage overweight or underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, dynamic tilts are reflected in Wilshire's quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic tilts is developed in Wilshire's Investment Strategy Committee, which is comprised of senior investment professionals across Wilshire's investment team.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments

GA SELECT ADVISOR (ACQUIRED PORTFOLIO)	GA AMERICAN (ACQUIRING PORTFOLIO)

hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Capital Appreciation and Income Component of the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

The Acquiring Portfolio’s principal investment strategies, including the additional markets to which you may be exposed as a shareholder of the Acquiring Portfolio, may impact performance and the risk/return profile of your investment. The investment philosophy and investment process of the Portfolios are described in more detail in Appendix B.

The Portfolios are subject to similar principal risks; however, the degree to which each Portfolio is subject to any particular investment risk will depend on the extent to which the Portfolio is invested in a particular security or types of securities that expose the Portfolio to such risk. Each Portfolio is subject to the following principal risks: Asset Allocation Risk, Conflicts of Interest Risk, Derivatives Risk, Equity Risk, Fixed Income Risk, Foreign Investment Risk, Large Cap Risk, Management Risk, Market Risk, Mid Cap Risk, Mortgage- and Asset-Backed Securities Risk, Mortgage Dollar Rolls Risk, Over-the-Counter Transactions Risk, Short Positions Risk, Small Cap Risk, Sovereign Debt Risk, To Be Announced Securities Risk, Underlying Fund Risk, and U.S. Government Securities Risk. The Acquired Portfolio is also subject to the following principal risks: Collateralized Debt Obligations Risk, Corporate Loans Risk, Currency Management Strategies Risk, Depositary Receipts Risk, Dividend-Oriented Companies Risk, Emerging Markets Risk, ETF Risk, Floating Rate Corporate Investments Risk, Focus Risk, Foreign Currency Risk, Growth Stock Risk, High-Yield Debt Securities Risk, Liquidity Risk, Real Estate Related Securities Risk, Unrated Debt Securities Risk, Value Stock Risk, and Variable Rate Securities Risk. The Acquiring Portfolio is also subject to the following principal risks: Turnover Rate Risk. The risk profiles of the Acquired Portfolio and the Acquiring Portfolio are comparable.

The descriptions of these principal risks are described in the “COMPARISON OF THE PRINCIPAL RISKS” section below.

Comparison of the Fees and Expenses of the Acquired Portfolio and the Acquiring Portfolio

Fees and Expenses

The fees and expenses of each Portfolio and estimated pro forma fees and expenses after giving effect to the Reorganization are shown in the table below. The fees and expenses of each Portfolio are based on the fees and expenses of the Portfolios for the twelve months ended December 31, 2025; except as noted in the footnotes to the tables below. Pro forma fees and expenses show estimated fees and expenses of the Acquiring Portfolio after giving effect to the Reorganization. Pro forma numbers are estimated in good faith and are hypothetical. The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of a Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	GA Select Advisor (Acquired Portfolio)	GA American (Acquiring Portfolio)	GA American (Acquiring Portfolio) Pro Forma(1)
Share Class	Class II	Class II	Class II
Management fees	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.15%	0.14%	0.12%
Acquired Fund Fees and Expenses(2)	0.52%	0.32%	0.32%
Total annual Portfolio operating expenses	1.82%	1.61%	1.59%
Fee Waiver and/or Reimbursement	(0.66)% (3)	(0.42)% (3)	(0.43)% (3)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.16%	1.19%	1.16%

(1)	Reflects pro forma amounts following the Reorganization.

(2)	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)	The Adviser has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.64% of average daily net assets attributable to the Acquired Portfolio’s shares and 0.87% of average daily net assets attributable to the Acquiring Portfolio’s shares. The expense reimbursement is subject to possible recoupment from each Portfolio until the Closing Date (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The Adviser has contractually agreed to waive its fees and to reimburse expenses to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursements will not exceed 1.16% of average daily net assets attributable to the Acquiring Portfolio’s shares. This agreement will remain in effect until October 31, 2027. The agreement may be terminated only by the Board, on 60 days’ written notice to the Adviser. Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement has been restated to reflect the current total expense limit.

Example

The examples below are intended to help you compare the cost of investing in the Portfolios and in the Acquiring Portfolio (after the Reorganization) on a pro forma basis. The examples assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year).

The pro forma expense examples are estimated. The expense examples do not include the cost of the Reorganization. Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

	Year 1	Year 3	Year 5	Year 10
Share Class	Class II	Class II	Class II	Class II
GA Select Advisor (Acquired Portfolio)	$118	$508	$924	$2,083
GA American (Acquiring Portfolio)	$121	$467	$836	$1,876
GA American (Acquiring Portfolio) Pro Forma(1)	$118	$460	$825	$1,853

(1)	Reflects pro forma amounts following the GA American Reorganization.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolios’ performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended on December 31, 2025, the portfolio turnover rate for the Acquired Portfolio was 37% of the average value of its portfolio. During the most recent fiscal year ended on December 31, 2025, the portfolio turnover rate for the Acquiring Portfolio was 23% of the average value of its portfolio.

Performance of the Acquired Portfolio and the Acquiring Portfolio

The Acquired Portfolio

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

Class II Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2023	8.84%
Lowest Quarter	1st Quarter 2020	(11.41)%

The year-to-date return for the Acquired Portfolio’s Class II shares as of March 31, 2026 was (2.42)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

	One Year	Five Years	Ten Years
Class II shares return before taxes	8.75%	5.56%	6.65%
S&P Global Managed Risk LargeMidCap Index – Moderate (reflects no deduction for fees, expenses or taxes)	11.89%	6.92%	7.42%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

The Acquiring Portfolio

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI World Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Prior to October 1, 2016, the Capital Appreciation and Income Component of

the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

Class II Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2023	9.04%
Lowest Quarter	1st Quarter 2020	(9.64)%

The year-to-date return for the Acquiring Portfolio’s Class II shares as of March 31, 2026 was (2.45)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2025)

	One Year	Five Years	Ten Years
Class II shares return before taxes	10.78%	5.39%	6.78%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)	11.34%	5.93%	6.71%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

COMPARISON OF THE PRINCIPAL RISKS

There is no assurance that a Portfolio will achieve its investment objective. Each Portfolio’s share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios. An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment. The following risks apply to each Portfolio through its investments in Underlying Funds and ETFs (as applicable) (for purposes of this section, “Underlying Funds” refers to Underlying Funds and ETFs, as applicable) and directly in other investments, except as noted. References to a Portfolio’s investment in a particular instrument include direct investments and indirect investments through Underlying Funds and ETFs, as applicable.

Reorganization into GA Moderate
Principal Risks	Acquired Portfolio (GA Balanced)	Acquired Portfolio (GA BlackRock Selects)	Acquiring Portfolio (GA Moderate)
Affiliated Underlying Fund Risk	Yes	Yes	Yes
Asset Allocation Risk	Yes	Yes	Yes
Commodities Related Investments Risks	No	Yes	No
Conflicts of Interest Risk	Yes	Yes	Yes
Convertible Securities Risk	No	Yes	No
Corporate Loans Risk	Yes	Yes	Yes
Derivatives Risk	Yes	Yes	Yes
Distressed Securities Risk	Yes	Yes	Yes
Emerging Markets Risk	Yes	Yes	Yes
Equity Risk	Yes	Yes	Yes
ESG Risk	Yes	Yes	Yes
ETF Risk	Yes	No	Yes
Fixed Income Risk	Yes	Yes	Yes
Focus Risk	Yes	Yes	Yes
Foreign Currency Risk	Yes	Yes	Yes
Foreign Investment Risk	Yes	Yes	Yes
Growth Stock Risk	Yes	No	Yes
High-Yield Debt Securities Risk	Yes	Yes	Yes
Large Cap Risk	Yes	Yes	Yes
Management Risk	Yes	Yes	Yes
Market Risk	Yes	Yes	Yes
Mid Cap Risk	Yes	Yes	Yes
Mortgage- and Asset-Backed Securities Risks	Yes	Yes	Yes
Over-the-Counter Transactions Risk	Yes	Yes	Yes
Real Estate Related Securities Risk	No	Yes	No
REIT Investment Risk	No	Yes	No
Short Positions Risk	Yes	Yes	Yes
Small Cap Risk	Yes	Yes	Yes
Sovereign Debt Risk	Yes	Yes	Yes
Structured Notes Risk	No	Yes	No
Style Factors Risk	Yes	No	Yes
Tactical Asset Allocation Risk	Yes	No	Yes
Underlying Fund Risk	Yes	Yes	Yes
Value Stock Risk	Yes	No	Yes

	Reorganization into GA American		Reorganization into GA Wellington
	Acquired Portfolio (GA Select Advisor)	Acquiring Portfolio (GA American)	Acquired Portfolio (GA Franklin)	Acquiring Portfolio (GA Wellington)
Asset Allocation Risk	Yes	Yes	Yes	Yes
Collateralized Debt Obligations Risk	No	No	Yes	No
Conflicts of Interest Risk	Yes	Yes	Yes	Yes
Corporate Loans Risk	Yes	Yes	Yes	No
Currency Management Strategies Risk	No	No	Yes	No
Depositary Receipts Risk	No	No	Yes	No
Derivatives Risk	Yes	Yes	Yes	Yes
Dividend-Oriented Companies Risk	No	No	Yes	No
Emerging Markets Risk	No	No	Yes	No
Equity Risk	Yes	Yes	Yes	Yes
ETF Risk	Yes	No	Yes	No
Fixed Income Risk	Yes	Yes	Yes	Yes
Floating Rate Corporate Investments Risk	No	No	Yes	No
Focus Risk	No	No	Yes	No
Foreign Currency Risk	Yes	Yes	Yes	No
Foreign Investments Risk	Yes	Yes	Yes	Yes
Growth Stock Risk	Yes	No	No	No
High-Yield Debt Securities Risk	Yes	Yes	No	No
Large Cap Risk	Yes	Yes	No	Yes
Liquidity Risk	No	No	Yes	No
Management Risk	Yes	Yes	Yes	Yes
Market Risk	Yes	Yes	Yes	Yes
Mid Cap Risk	Yes	Yes	Yes	Yes
Mortgage-and Asset-Backed Securities Risks	No	Yes	Yes	Yes
Mortgage Dollar Rolls Risk	No	No	Yes	Yes
Over-the Counter Transactions Risk	Yes	Yes	Yes	Yes
Real Estate Related Securities Risk	No	No	Yes	Yes
Short Positions Risk	Yes	Yes	Yes	Yes
Small Cap Risk	Yes	Yes	Yes	Yes
Sovereign Debt Risk	No	Yes	Yes	Yes
To be Announced Securities Risk	No	No	Yes	Yes
Turnover Rate Risk	No	No	Yes	Yes
Underlying Fund Risk	Yes	Yes	Yes	Yes
Unrated Debt Securities Risk	Yes	Yes	Yes	Yes
U.S. Government Securities Risk	No	No	Yes	Yes
Value Stock Risk	No	No	Yes	Yes
Variable Rate Securities Risk	No	No	Yes	Yes

Affiliated Underlying Fund Risk. Certain Portfolios invest in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds. However, the Sub-Adviser is a fiduciary to its applicable Portfolio and is legally obligated to act in the Portfolio's best interests when selecting Underlying Funds.

Asset Allocation Risk. A Portfolio's ability to achieve its investment objectives depends upon the Adviser's and/or Sub-Adviser's skill in determining the Portfolio's asset allocation, deciding to focus on certain asset classes and selecting the best combination of Underlying Funds and ETFs and other investments, as applicable. Each Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Collateralized Debt Obligations Risk.  The Portfolio may invest in collateralized debt obligations, including collateralized bond obligations ("CBOs") and collateralized loan obligations ("CLOs"). A CBO is a trust collateralized by a diversified pool of high risk, below investment grade fixed-income securities, which may include, among other things, high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust collateralized by a pool of loans, which may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CBOs and CLOs may charge management and other administrative fees.

The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CBO or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO and CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO or CBO securities as a class.

The risks of an investment in a CBO or CLO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs are generally subject to credit, interest rate, valuation, prepayment and extension risks. CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when a Portfolio purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period during which the liquidity of the CLO may be further reduced. As a result, the proceeds from the sale of CLO securities may not be readily available to meet a Portfolio's redemption or other obligations and a Portfolio may be unable to acquire or dispose of the securities at a price and time a Portfolio deems advantageous. There is no guarantee that an active secondary market will exist or be maintained for any given CLO.

Commodities Related Investments Risks.  Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs, pandemics, war, terrorism, cyber hacking and international economic, political and regulatory developments. In addition, commodities related investments may be less liquid than other investments and are subject to the credit risks associated with their issuers, which may cause the value of these investments to decline if their issuers' creditworthiness deteriorates.

Conflicts of Interest Risk. Each Portfolio's strategy is designed to reduce a Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. Each Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, each Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Convertible Securities Risk.  The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Corporate Loans Risk.  Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate ("SOFR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet a Portfolio's redemption obligations, meaning that the Portfolio may have to sell other investments or take other actions if necessary to raise cash to meet its obligations. In addition, certain corporate loans may not be considered "securities," and investors such as the Portfolios therefore may not be entitled to rely on the antifraud protections of the federal securities laws.

Currency Management Strategies Risk.  Currency management strategies may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Sub-Adviser expects. In addition, currency management strategies, to the extent that they reduce the Portfolio's exposure to currency risks, may also reduce the Portfolio's ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Sub-Adviser's use of currency management strategies will benefit the Portfolio or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Portfolio's holdings, further increases the Portfolio's exposure to foreign investment losses.

Depositary Receipts Risk.  The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Moreover, the issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Portfolio and may negatively impact the Portfolio's performance. In addition, Depositary Receipts expose the fund to risk associated with the non-uniform terms that apply to Depositary Receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

●  Futures Risk. The use of futures contracts, which are traded on exchanges, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Portfolio may experience losses that exceed losses experienced by other mutual funds that do not use futures contracts. Theoretically, a Portfolio's losses could be unlimited. In addition, there may be imperfect correlation, or even no correlation, between price movements of futures contracts and price movements of investments in the underlying assets or investments for which the futures contracts are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. A Portfolio's investment in exchange-traded futures and their accompanying costs could limit the Portfolio's gains in rising markets relative to those of equity and fixed-income securities, the Underlying ETFs, or to those of other funds in general. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid or less liquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Because the futures contracts used by a Portfolio are exchange-traded, the primary credit risk on such contracts is the creditworthiness of the Portfolio's clearing broker or the clearinghouse. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Portfolio may be unable to close-out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures hedging strategy adopted will succeed.

●  Hedging Risk. Hedge instruments may not provide an effective hedge of the underlying securities, commodities or indexes because changes in the prices of hedge instruments may not track those of the securities, commodities or indexes they are intended to hedge. In addition, a Portfolio's strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio's participation in market gains. The use of a Portfolio's strategy could cause the Portfolio to underperform as compared to other mutual funds with similar investment objectives in certain rising market conditions. A Portfolio's hedging strategies may not be available or may be limited and may not work as intended, and the Portfolio may be in a less favorable position than if it had not used hedging instruments.

●  Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose a Portfolio to greater risk and increase its costs. As an open-end investment company registered with the SEC, each Portfolio is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage.

●  Options Risk. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

●  Swaps Risk. In a standard OTC (as defined below) "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Interest rate swaps and some credit default swaps are traded on exchanges and subject to central clearing. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of a Portfolio's clearing broker or the clearinghouse.

●  Structured Notes Risk. Structured notes and other related instruments purchased by a Portfolio are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure"). The purchase of structured notes exposes a Portfolio to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note's value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Distressed Securities Risk.  Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A Portfolio or an Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. A Portfolio or an Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, a Portfolio or an Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Dividend-Oriented Companies Risk.  Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Portfolio decreases, the Portfolio may have less income to distribute to the Portfolio's shareholders.

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, less established accounting and financial reporting systems, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issuers. As a result, the scope or quality of financial information available to investors may be reduced compared to that available in more developed markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses.

Sanctions, or even the threat of sanctions, against one or more foreign countries may result in the decline of the value and liquidity of the securities of those countries, increase market volatility and disruption in the sanctioned country and throughout the world, or other adverse consequences to those countries' economies. Sanctions could result in the sanctioned foreign country taking counter measures or retaliatory actions, which may further impair the value or liquidity of the securities of those countries and negatively impact a Portfolio's investments. In addition, as a result of economic sanctions and other similar governmental actions or developments, a Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Emerging securities markets may have far lower trading volumes, less liquidity, and different clearance and settlement procedures than developed markets, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors. In the case of foreign debt securities, in the event of a default, it may be more difficult to obtain or to enforce a judgement against the issuer of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Equity Risk. The net asset value of a Portfolio will fluctuate based on changes in the value of the equity securities in which it invests or to which it has exposure. Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Environmental, Social and Governance ("ESG") Investing Risk.  A Sub-Adviser may integrate, or a Portfolio may invest a portion of its assets in Underlying Funds that integrate, ESG in its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. A Portfolio or an Underlying Fund may forgo certain investment opportunities, which may affect the Portfolio's exposure to certain companies or industries. Further, ESG considerations may only be one of a number of factors considered in the investment selection process. Therefore, the issuers in which a Portfolio or an Underlying Fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. A Portfolio's results may be lower than other funds that do not seek to invest, or invest in Underlying Funds that invest, in companies based on ESG ratings and/or screen out certain companies or industries. A Sub-Adviser or Underlying Fund may rely on third-party data that it believes to be reliable, but there is no guarantee as to the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Investors may differ from ESG index providers in their views of ESG characteristics. A Portfolio or an Underlying Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company's ESG factors or a Sub-Adviser's or an Underlying Fund's assessment of such factors may change over time. Consideration of ESG factors may affect a Portfolio's or an Underlying Fund's exposure to certain issuers or industries and may not work as intended. Certain of a Portfolio's or an Underlying Fund's investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. Certain companies in which a Portfolio or an Underlying Fund may invest may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. In addition, ESG considerations assessed as part of the investment process may vary across types of eligible investments and issuers. Not every investment may be assessed for ESG factors and, when there is an ESG assessment, not every ESG factor may be identified or evaluated.

ETF Risk.  Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Fixed Income Risk. When a Portfolio directly or indirectly invests in bonds and other fixed-income securities, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

●  Credit Risk. There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed-income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

●  Extension Risk. Debt securities are subject to extension risk when repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In addition, because principal payments are made later than expected, the investment's duration may extend (and result in increased interest rate risk) and the Portfolio may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Extension risk is elevated during periods of increasing interest rates.

●  Income Risk. Because a Portfolio can only distribute what it earns, the Portfolio's distributions to shareholders may decline when prevailing interest rates fall or when a Portfolio experiences defaults on debt securities it directly or indirectly holds. A Portfolio's income generally declines during periods of falling interest rates because proceeds received from existing investments (upon their maturity, prepayment, amortization, call, or buy-back) are reinvested at a lower rate of interest or return.

●  Interest Rate Risk. Interest rate changes can be sudden and unpredictable and may expose fixed-income and related markets to heightened volatility. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall as compared with similar, newly issued fixed-income investments. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer a Portfolio's average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. Interest rate changes could be sudden and could expose debt markets to significant volatility and reduced liquidity.

●  Loan Participation Risk. Loan participations carry the risk of insolvency of the lending bank or other intermediary. Loan participations may be unsecured or not fully collateralized, may be subject to the restrictions on resale and, in some cases, may trade infrequently on the secondary market.

●  Prepayment Risk. Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When prepayments of principal are reinvested, the investor may receive a rate of interest that is lower than the rate on the existing security, with potentially lower income, yield and distributions. Prepayment risk is increased during periods of declining interest rates and securities subject to prepayment may have greater price volatility.

Floating Rate Corporate Investments Risk.  Certain floating rate corporate loans may not be considered "securities," and investors, such as the Portfolio, therefore may not be entitled to rely on the antifraud protections of the federal securities laws. The senior secured corporate loans and corporate debt securities in which the Portfolio invests are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Loan investments issued in such transactions are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Such floating rate securities may be rated below investment grade (i.e., also known as "junk bonds"). Although loan investments are generally subject to certain restrictive covenants in favor of the investors, many of these loans may from time to time be reissued or offered as "covenant lite" loans, which may entail potentially increased risk, because they may have fewer or no financial maintenance covenants or restrictions that would normally allow for early intervention and proactive mitigation of credit risk.

In the event of a breach of a covenant in non-covenant lite loans or debt securities, lenders may have the ability to intervene and either prevent or restrict actions that may potentially compromise the company's ability to pay or lenders may be in a position to obtain concessions from the borrowers in exchange for a waiver or amendment of the specific covenant(s). In contrast, covenant lite loans do not always or necessarily offer the same ability to intervene or obtain additional concessions from borrowers. This risk is offset to varying degrees by the fact that the same financial and performance information may be available with or without covenants to lenders and the public alike and can be used to detect such early warning signs as deterioration of a borrower's financial condition or results. With such information, the portfolio managers are normally able to take appropriate actions without the help of covenants in the loans or debt securities. Covenant lite corporate loans and debt securities, however, may foster a capital structure designed to avoid defaults by giving borrowers or issuers increased financial flexibility when they need it the most.

Focus Risk.  The greater a Portfolio's or Underlying Fund's exposure to any single type of investment – including investment in a given industry, sector, region, country, issuer, or type of security – the greater the losses the Portfolio or Underlying Fund may experience upon any single economic, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Portfolio's or Underlying Fund's shares.

Foreign Currency Risk.  Exposure to foreign currency denominated securities will subject a Portfolio to currency trading risks that include market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

Foreign Investment Risk. Investing in foreign securities involves risks not typically associated with investing in securities or companies organized and operated in the United States that can increase the chances that a Portfolio will lose money. Such risks include adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, the imposition of sanctions and/or tariffs, less developed or less efficient trading markets, political instability and differing auditing and legal standards. The threat or actual imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the global investment markets.

Sanctions, or even the threat of sanctions, against one or more foreign countries may result in the decline of the value and liquidity of the securities of those countries, increase market volatility and disruption in the sanctioned country and throughout the world, or other adverse consequences to those countries' economies. Sanctions could result in the sanctioned foreign country taking counter measures or retaliatory actions, which may further impair the value or liquidity of the securities of those countries and negatively impact a Portfolio's investments. In addition, as a result of economic sanctions and other similar governmental actions or developments, a Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

In addition, securities registration, custody, and settlement of foreign securities may be subject to delays and legal and administrative uncertainties. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and experience other adverse consequences. In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Portfolio to credit and other risks it does not have in the United States. In addition, in certain markets a Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may also limit a Portfolio's ability to buy and sell securities during certain periods.

Growth Stock Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style may over time go in and out of favor. At times when the investing styles used by a Portfolio, or an Underlying Fund, are out of favor, the Portfolio may underperform other funds that use different investing styles.

High-Yield Debt Securities Risk.  Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and an entire investment may be lost.

The prices of high-yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high-yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high-yield debt securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices.

High-yield debt securities are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the ability to sell securities in response to specific economic events or to meet redemption requests. As a result, high-yield debt securities generally pose greater illiquidity and valuation risks.

Large Cap Risk. Large cap stocks tend to go in and out of favor based on market and economic conditions. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. During a period when large cap stocks fall behind other types of investments, a Portfolio's performance may also lag those investments.

Liquidity Risk.  The Portfolio may make investments that may be illiquid or that may become illiquid or less liquid in response to market developments or adverse investor perceptions. Liquid investments may become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Portfolio, and any security or instrument held by a Portfolio may be deemed an illiquid investment pursuant to a Portfolio's liquidity risk management program. Illiquid investments may be more difficult to value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities' resale. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests because of unusual market conditions, declining prices of the securities sold, or an unusually high volume of redemption requests or other reasons. To meet redemption requests or to try to limit losses, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. This may inhibit the Portfolio from pursuing its investment strategies or negatively impact the values of portfolio holdings and dilute remaining investors' interests.

With respect to the fixed-income investments, liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Certain types of fixed-income investments, such as asset-backed securities, with longer duration or maturity may face heightened levels of liquidity risk.

Management Risk. Each Portfolio is subject to the risk that the methods and analyses employed may not produce the desired results. In addition, each Portfolio is subject to the risk that the Adviser's or a Sub-Adviser's judgments about the Portfolio's investments may prove to be incorrect and may not produce the desired results. Any of these activities could cause a Portfolio to lose value or its investment results to lag relevant benchmarks or other mutual funds with similar objectives. Each Portfolio is also subject to the risk that deficiencies in the internal systems or controls of the Adviser, a Sub-Adviser or other service provider could cause losses for the Portfolio or hinder Portfolio operations. For example, trading delays or errors (both human and systemic) could prevent a Portfolio from purchasing a security expected to appreciate in value.

A Sub-Adviser's dependence on certain Underlying Funds and judgments about the attractiveness, value and potential appreciation of particular Underlying Funds in which certain Portfolios invest may prove to be incorrect and may not produce the desired results.

Market Risk. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

Mid Cap Risk. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. The securities issued by these companies may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. A Portfolio may directly or indirectly receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To a Portfolio this means a loss of anticipated interest, and a portion of its direct or indirect principal investment represented by any premium paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and a Portfolio's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Certain mortgage-backed securities may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Some of these securities are backed by the full faith and credit of the U.S. Treasury, while others, such as those guaranteed by Fannie Mae and Freddie Mac, are not. Under the direction of the Federal Housing Finance Administration ("FHFA"), Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the "Single Security Initiative") that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019. While the initial effects of the issuance of uniform mortgage-backed securities ("UMBS") on the market for mortgage-related securities have been relatively minimal, the long-term effects are still uncertain. Since 2008, Fannie Mae and Freddie Mac have been operating under the conservatorship of the "FHFA" and are dependent on the continued support of the U.S. Treasury and FHFA in order to continue their business operations. The FHFA and the White House have made public statements regarding plans to consider ending the conservatorships. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how their respective capital structures would be constructed and what impact, if any, this would have on their creditworthiness and guarantees of certain mortgage-backed securities. Should the conservatorships end, there could be an adverse impact on the value of Fannie Mae or Freddie Mac securities, which could cause losses to a Portfolio.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Further, recently-adopted rules implementing credit risk retention requirements for asset-backed securities may increase the costs to originators, securitizers and, in certain cases, collateral managers of securitization vehicles in which a Portfolio may invest. Although the impact of these requirements is uncertain, certain additional costs may be passed to a Portfolio and the Portfolio's investments in asset-backed securities may be adversely affected.

Mortgage Dollar Rolls Risk. In a mortgage dollar roll, an Underlying Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. An Underlying Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When an Underlying Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Underlying Fund's investments and increase the Underlying Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the Underlying Fund's turnover rate.

Over-the-Counter Transactions Risk. A Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with the OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations. In addition, many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by a Portfolio and its shareholders. This may also adversely affect Portfolio performance.

Real Estate Related Securities Risk, The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If an Underlying Fund's real estate related investments are concentrated in one geographic area or in one property type, the Underlying Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate related securities are highly leveraged, which increases the risk to holders of such securities.

REIT Investment Risk. Investments in REITs involve unique risks in addition to the risks facing real-estate related securities, such as a decline in property values due to increased vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. The value of a REIT will also rise and fall in response to the management skill and credit worthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by, among other factors, the real estate market and by the management, development or occupancy rates of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans (and other types of financing) are subject to the risks of default. REITs may be more volatile and/or more illiquid than other types of securities.

Short Positions Risk. Losses from short positions in derivatives contracts occur when the underlying reference instrument increases in value. As the underlying reference instrument increases in value, the holder of the short position in the corresponding derivatives contract is required to pay the difference in value of the derivatives contract resulting from the increase in the reference instrument on a daily basis. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Small Cap Risk. The securities of small capitalization companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group. The securities issued by these companies may trade over-the-counter or be listed on an exchange and may not pay dividends.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Style Factors Risk.  Each of the five equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in an underlying index has characteristics that may cause an Underlying ETF to underperform the index or the market as a whole.

●  Momentum Factor Risk. Stocks that previously exhibited relatively high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

●  Quality Factor Risk. Stocks included in the underlying index are deemed by the index provider to be quality stocks based on a number of attributes, but there is no guarantee that the past performance of these stocks will continue. Many attributes of an issuer can affect a stock's quality and performance, and their impact on the stock or its price can be difficult to predict.

●  Value Factor Risk. Securities issued by companies that may be perceived as undervalued, particularly securities of a company that appear to trade at a significant discount to the company's intrinsic value, may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non-value securities during periods of economic recovery, although there is no assurance that they will continue to do so. Value securities may go in and out of favor over time.

●  Low Volatility Factor Risk. Securities in the Portfolio's portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile.

●  Low Size Factor Risk. Companies with relatively lower market capitalization within a broader index or market capitalization range ("low size companies") may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid, than companies with relatively higher market capitalization.

Tactical Asset Allocation Risk.  Tactical asset allocation is an investment strategy that actively adjusts a portfolio's asset allocation. The Portfolio's tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation). The Sub-Adviser's evaluations and assumptions in selecting Underlying Funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

To Be Announced ("TBA") Securities Risk.  TBA securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses the investment opportunity from any gain in the security's price. In addition, recently finalized rules of the Financial Industry Regulatory Authority ("FINRA") include mandatory margin requirements that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio's TBA counterparty. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Underlying Fund Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks, bonds and other investments. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of active management of a Portfolio or the specific strategy offered in the Portfolio.

When a Portfolio's assets are invested in Underlying Funds, the Portfolio's performance will be directly related to the performance of the applicable Underlying Funds. There can be no assurance that the investment objectives of the Underlying Funds will be achieved. In addition, because each Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources.

Unrated Debt Securities Risk.  Unrated debt securities determined to be of comparable credit quality to rated securities which the Portfolio may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held directly or indirectly by a Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

In addition, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services. A government shutdown could temporarily affect the ability of the U.S. government to meet its obligations and cause a Portfolio to sell investments at reduced prices or under unfavorable conditions in the open market. Also, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain government securities, including those held by a Portfolio, which could have a material adverse impact on the Portfolio.

Value Stock Risk. Value stocks involve the risk that they may never reach what the Sub-Adviser or Underlying Fund manager, as applicable, believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the Sub-Adviser or Underlying Fund manager, as applicable, misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, a Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

Variable Rate Securities Risk. Variable rate securities (which include floating rate debt securities) generally are less price sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline or not appreciate as quickly as expected when prevailing interest rates rise if the interest rates of the variable rate securities do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. However, when interest rates fall, there may be a reduction in the payments of interest received by the Portfolio from its variable rate securities.

REASONS FOR THE REORGANIZATIONS, BOARD CONSIDERATIONS AND BENEFITS OF THE REORGANIZATIONS

The Reorganizations were presented to the Board for consideration and approval at a meeting held on May 7, 2026. In advance of the meeting, the Board requested and received detailed information regarding the Reorganizations. After reviewing and evaluating this information for each Reorganization individually, including the factors summarized below and other information in this Information Statement/Prospectus, the Board, including all of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust (such Trustees are referred to as the “Independent Trustees”), unanimously approved the Reorganizations as set forth in the Plan. In approving each Reorganization, the Board, including all of the Independent Trustees, determined that the interests of the shareholders of each Acquired Portfolio and its corresponding Acquiring Portfolio would not be diluted as a result of the Reorganization, and that each Reorganization was in the best interests of the Acquired Portfolio and the corresponding Acquiring Portfolio. The determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have attributed different weights to various factors. In reviewing each Reorganization, the Board was assisted by counsel for the Portfolios, and the Independent Trustees also were separately assisted by independent legal counsel. The Board considered all factors deemed pertinent in its business judgment, including the following:

●	Each Reorganization is expected to provide an opportunity for shareholders to benefit from potential economies of scale that may be realized over time by combining the assets of one or more Acquired Portfolios with the corresponding Acquiring Portfolio’s assets.

●	Each Acquiring Portfolio will be the survivor for accounting and performance purposes.

●	The management fee schedule for each Acquiring Portfolio compared to the management fee schedule for the corresponding Acquired Portfolio and the gross and net annual fund operating expenses of each Combined Portfolio compared to the gross and net annual fund operating expenses of the corresponding Acquired Portfolio. See “SYNOPSIS - Comparison of the Fees and Expenses of the Acquired Portfolio and the Acquiring Portfolio” section for each Reorganization.

●	With respect to the GA American Reorganization, the Adviser has agreed to reduce the expense limit of the Combined Portfolio until October 31, 2027 such that the net annual operating expense ratio of the Combined Portfolio immediately after the Reorganization is expected be the same as that of the Acquired Portfolio immediately prior to the Reorganization. See “SYNOPSIS - Comparison of the Fees and Expenses of the Acquired Portfolio and the Acquiring Portfolio” section for each Reorganization.

●	Each Acquired Portfolio and the corresponding Acquiring Portfolio have the same investment adviser, GAIA, but the sub-adviser and portfolio managers were different for the capital appreciation and income component of the Portfolio for the GA Franklin into GA Wellington Reorganization. The capital appreciation and income component of GA Franklin is subadvised by Franklin whereas the capital appreciation and income component of GA Wellington is subadvised by Wellington. GAIA will continue to oversee the investment program of each Acquiring Portfolio and the performance of the sub-advisers after consummation of each Reorganization. Milliman will continue to serve as the sub-adviser for the managed risk component of each Combined Portfolio. Each Reorganization is not expected to result in diminution in the level or quality of services that the Acquired Portfolio shareholders currently receive.

●	Each Acquired Portfolio and the corresponding Acquiring Portfolio have the same investment objective. Each Acquired Portfolio and the corresponding Acquiring Portfolio have the same fundamental investment policies.

●	Each Acquired Portfolio and the corresponding Acquiring Portfolio have some similar principal investment strategies and principal risks, but there are some differences. The Adviser believes that the similarities between the Portfolios outweigh the differences.

●	The terms and conditions of the Plan, including that each Reorganization will not dilute the interests of the shareholders of the Acquired Portfolio and corresponding Acquiring Portfolio because the Acquired Portfolio shareholders will receive shares of the Acquiring Portfolio with the same aggregate net asset value as their Acquired Portfolio shares at the time of the Reorganization. See “ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS - The Agreement and Plan of Reorganization.”

●	With respect to each Reorganization, Contract Holders whose contract values are determined by investment in shares of the respective Acquired Portfolio are not expected to recognize gain or loss as a result of the Reorganization, assuming the Contracts qualify as variable contracts under Section 817(d) of the Code and that FLIC is properly structured under the insurance company provisions of the Code. See “ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS – Tax Considerations.”

●	The fact that certain assets of each Acquired Portfolio would be transferred to the corresponding Acquiring Portfolio and then sold by the Acquiring Portfolio in connection with the Reorganization, except that, with respect to the reorganization of GA Select Advisor into GA American, all of the assets of GA Select Advisor would be sold prior to the Reorganization and cash would be transferred to GA American in connection with the Reorganization.

●	The fact that the Adviser would bear (or reimburse the Portfolios for) the costs of the Reorganization and the estimated costs associated with each Reorganization, including that the Adviser would reimburse all transaction fees incurred by the Portfolios in connection with the Reorganizations.

●	The share class structure of each Acquired Portfolio and corresponding Acquiring Portfolio, including that each Portfolio currently only offers Class II shares.

●	The relative size of each Acquired Portfolio and the corresponding Acquiring Portfolio.

●	Each Reorganization does not require shareholder approval.

●	The Adviser believes that each Reorganization provides a better resolution for the Acquired Portfolio as compared to other options, such as allowing the Acquired Portfolio to continue to operate, merging the Acquired Portfolio into another fund (including that the Acquiring Portfolio is a better merger candidate than other series of the Trust identified as potential merger candidates), changing an Acquired Portfolio’s sub-adviser or liquidating the Acquired Portfolio. In the case of a liquidation, the Adviser believes that a liquidation likely would require shareholder approval to allow certain insurance companies to substitute shares of another portfolio in the place of an Acquired Portfolio under the Contract Holders’ insurance contracts, which could be a lengthy and costly process and such other portfolios may be inconsistent with the investment intentions of such Contract Holders.

●	The performance of each Acquired Portfolio and the corresponding Acquiring Portfolio. Unless otherwise noted below, performance information provided below is as of March 31, 2026 and reflects the Portfolios’ gross performance (i.e., performance before the deduction of fees, expenses or taxes).

ο	GA Balanced and GA BlackRock Selects into GA Moderate

●	GA Moderate has ranked in the third quartile (first quartile being the best) relative to its peers for the one-year, three-year, and since inception periods. GA Balanced has ranked in the third quartile relative to its peers for the one-year and three-year periods, and in the second quartile for the since inception period. GA BlackRock Selects has ranked in the fourth quartile relative to its peers for the one-year, three-year periods, and since inception periods.

ο	GA Franklin into GA Wellington

●	GA Wellington has ranked in the fourth quartile relative to its peers for the one-year period, the third quartile for the three-year period, and the first quartile for the since inception period. GA Franklin has ranked in the fourth quartile for the one-year and three-year periods, and second quartile for the since inception period.

ο	GA Select Advisor and GA American

●	GA American has ranked in the third quartile relative to its peers for the one-year and three-year periods, and the first quartile for the since inception period. GA Select Advisor has ranked in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the since inception period. Each Reorganization may result in some potential benefits to the Adviser and its affiliates, including cost savings, resulting from managing one Combined Portfolio rather than two separate Portfolios because the fixed costs involved with operating the Combined Portfolio will be spread across a larger asset base following the Reorganization. The Adviser estimates that its net profitability with respect to Combined Portfolios will marginally increase as a result of the Reorganizations.

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser and Sub-Advisers

The Investment Adviser

Global Atlantic Investment Advisors, LLC, (the "Adviser"), located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204, serves as the adviser to the Portfolios. Subject to the oversight of the Portfolios' Board of Trustees, the Adviser is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio's investment objectives, strategies, policies and restrictions. The Adviser has the responsibility, subject to oversight by the Board of Trustees, for the selection and oversight of any sub-adviser, including recommending for the Board's consideration the termination and replacement of any sub-adviser. As part of its ongoing oversight of each Portfolio's Sub-Adviser(s), the Adviser is responsible for monitoring each Sub-Adviser's performance and adherence to each Portfolio's investment objectives, strategies, policies and restrictions as well as each Sub-Adviser's compliance and operational matters. The Adviser is also responsible for voting proxies with respect to the Portfolio's investments in Underlying Funds and ETFs for each Portfolio in the GA American Reorganization.

The Adviser is also responsible for overseeing the administration of the affairs of the Portfolios by various service providers, including, but not limited to, (i) financial administrative services related to the preparation of shareholder reports, evaluation of internal financial controls and the preparation and filing of periodic financial reporting regulatory documentation, (ii) compliance, legal and other regulatory services, and (iii) certain tax services related to the calculation of distributions, the preparation of tax disclosures, tax returns and shareholder reporting.

The Adviser and the Portfolios were granted an exemptive order from the SEC that allows the Adviser to hire a new sub-adviser or sub-advisers and/or change a sub-adviser or sub-advisers without shareholder approval. The Adviser has the ultimate responsibility, subject to oversight by the Board of Trustees, to oversee each Portfolio's Sub-Adviser(s) and recommend its hiring, termination and replacement. Within 90 days after hiring any new sub-adviser, the applicable contract holders will receive information about the new sub-advisory relationship.

The Adviser registered with the SEC as an investment adviser in 2013.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement and sub-advisory agreements for the Portfolios is available in the Portfolios' Form N-CSR filing for the period ended December 31, 2025 and, with respect to GA Wellington, discussion regarding the basis for the Board of Trustees' approval of the amended fee schedule to the sub-advisory agreement with Wellington will be available in the Portfolios' Form N-CSRS filing for the period ended June 30, 2026.

Upon the closing of the Reorganization, each Acquiring Portfolio’s contractual management fee rates will be the same or lower than those of the corresponding Acquired Portfolio. The following chart compares the contractual management fee of each Acquired Portfolio and its corresponding Acquiring Portfolio. The rates set forth below for each Acquiring Portfolio are the contractual rates that will be effective as of the closing of the Reorganization.

Reorganizations into GA Moderate

	Acquired Portfolio (GA Balanced)	Acquired Portfolio (GA BlackRock Selects)	Acquiring Portfolio (GA Moderate)
Annual Advisory Fee Rate	0.550% on first $500 million 0.525% on next $500 million 0.500% over $1 billion	0.550% on first $500 million 0.525% on next $500 million 0.500% over $1 billion	0.550% on first $500 million 0.525% on next $500 million 0.500% over $1 billion

Reorganization into GA Wellington:

	Acquired Portfolio (GA Franklin)	Acquiring Portfolio (GA Wellington)
Annual Advisory Fee Rate	0.850% on first $500 million 0.825% on next $500 million 0.800% over $1 billion	0.850% on first $500 million 0.825% on next $500 million 0.800% over $1 billion

Reorganization into GA American

	Acquired Portfolio (GA Select Advisor)	Acquiring Portfolio (GA American)
Annual Advisory Fee Rate	0.900% on first $500 million 0.875% on next $500 million 0.850% over $1 billion	0.900% on first $500 million 0.875% on next $500 million 0.850% over $1 billion

For the fiscal year ended December 31, 2025, each Portfolio paid the Adviser the following effective management fee, which is the management fee net of any waivers, as a percentage of average daily net assets:

	Reorganization into GA Moderate
	Acquired Portfolio (GA Balanced)	Acquired Portfolio (GA BlackRock Selects)	Acquiring Portfolio (GA Moderate)
Net Effective Management Fee	0.51%	0.54%	0.52%

	Reorganization into GA American		Reorganization into GA Wellington
	Acquired Portfolio (GA Select Advisor)	Acquiring Portfolio (GA American)	Acquired Portfolio (GA Franklin)	Acquiring Portfolio (GA Wellington)
Net Effective Management Fee	0.24%	0.47%	0.78%	0.78%

The Adviser has contractually agreed to waive its advisory fees and to reimburse Portfolio expenses so that the total annual operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) of a Portfolio do not exceed the following levels of the daily average net assets attributable to each respective class of shares. The agreements will remain in effect until at least May 1, 2027. With respect to the Reorganization of GA Select Advisor into GA American, the Adviser has agreed to institute a second expense limit for the Combined Portfolio until October 31, 2027 such that the net annual operating expense ratio of the Combined Portfolio immediately after the Reorganization is expected to be the same as that of GA Select Advisor immediately prior to the Reorganization. The expense reimbursement is subject to possible recoupment from the Portfolios in future years (or until the Closing Date with respect to the Acquired Portfolios) on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. After the Closing Date, the expense reimbursement is subject to possible recoupment from the Acquiring Portfolios only.

	Reorganization into GA Moderate
	Acquired Portfolio (GA Balanced)	Acquired Portfolio (GA BlackRock Selects)	Acquiring Portfolio (GA Moderate)
Expense Limit Class II	0.92%	0.94%	0.92%

	Reorganization into GA American		Reorganization into GA Wellington
	Acquired Portfolio (GA Select Advisor)	Acquiring Portfolio (GA American)	Acquired Portfolio (GA Franklin)	Acquiring Portfolio (GA Wellington)
Expense Limit Class II	0.64%	0.87%*	1.19%	1.19%
Additional Expense Limit Class II	-	1.16%**	-	-

*	The agreement will remain in effect until at least May 1 2027.

**	The agreement will remain in effect until October 31, 2027.

This agreement may be terminated only by the Portfolios’ Board of Trustees, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Portfolios’ expenses and boost their performance.

With respect to GA American, the Adviser has contractually agreed to establish an expense limitation arrangement, under which the Adviser will reimburse GA American’s expenses such that the total annual operating expense ratio of GA American will not exceed the current total operating expense ratio of GA Select Advisor until October 31, 2027. Following the expiration of the one-year expense limitation arrangement, it is possible that the total annual fund operating expenses of GA American may be higher than the total annual fund operating expenses of GA Select Advisor, based in part on the asset size of GA American at that time.

Additionally, the Adviser has contractually agreed to waive, until at least May 1, 2027, the portion of its advisory fee listed below for each such Portfolio as long as the Portfolio relies primarily on investment in other registered investment companies to achieve its principal investment strategy.

Portfolio	Amount of Waiver
GA American	0.40%
GA Select Advisor	0.40%

Fee waiver and reimbursement arrangements can decrease the Portfolios' expenses and boost their performance.

Additional Compensation to Adviser

The Adviser or its affiliates may receive compensation from managers of Underlying Funds (as defined above) in which certain Portfolios invest. This compensation may create a conflict of interest for the Adviser in the selection of Underlying Funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of compensation received from managers of Underlying Funds. The minimum amount of this waiver, until at least May 1, 2027, for each relevant Portfolio is listed below and is based on estimated amounts expected to be received during the current fiscal year. The actual amount of the waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Portfolio	Amount of Waiver
GA Select Advisor	0.14%

The Sub-Advisers

The Adviser entered into a sub-advisory agreement with BlackRock on behalf of GA Balanced, GA BlackRock Selects, and GA Moderate Portfolios. BlackRock, a registered investment adviser, is a wholly-owned subsidiary of BlackRock, Inc., with principal offices located at 1 University Square Drive, Princeton, New Jersey 08540-6455. BlackRock serves as Sub-Adviser to the Capital Appreciation and Income Component of GA Balanced, GA Moderate, and GA BlackRock Selects. Subject to the authority of the Portfolios' Board of Trustees and supervision by the Adviser, BlackRock is responsible for managing each such Portfolio's Capital Appreciation and Income Component according to its investment objective, strategies, policies and restrictions. As of December 31, 2025, BlackRock and its affiliates had approximately $1.4 trillion in assets. BlackRock is paid by the Adviser, not the Portfolios.

The Adviser entered into a sub-advisory agreement with Franklin on behalf of GA Franklin. Franklin Advisers, with principal offices located at One Franklin Parkway, San Mateo, California 94403-1906, serves as Sub-Adviser to the Capital Appreciation and Income Component of GA Franklin. Subject to the authority of the Portfolio's Board of Trustees and supervision by the Adviser, Franklin Advisers, Inc. is responsible for managing the Portfolio's Capital Appreciation and Income Component. As of December 31, 2025, Franklin Advisers, Inc. and its affiliates manage approximately $1.68 trillion in assets. Franklin Advisers, Inc. is paid by the Adviser, not the Portfolio.

The Adviser entered into a sub-advisory agreement with Milliman with respect to GA Balanced, GA BlackRock Selects, GA Moderate, GA Select Advisor, GA American, GA Franklin, and GA Wellington. Milliman, with principal offices located at 71 S. Wacker Drive, Chicago, Illinois 60606, serves as Sub-Adviser to the Managed Risk Component of each Portfolio. Subject to the authority of the Portfolios' Board of Trustees and supervision by the Adviser, Milliman is responsible for conducting each such Portfolio's Managed Risk hedging program according to its investment objective, strategies, policies and restrictions. Milliman was established in 1998, and also advises and sub-advises other investment companies, insurance companies, financial institutions, and other pooled investment vehicles in addition to the Portfolios. The Sub-Adviser is a wholly-owned subsidiary of Milliman, Inc. As of December 31, 2025, Milliman's managed risk strategy was included in a range of investment options totaling $29.8 billion in portfolio value. Milliman is paid by the Adviser, not the Portfolios.

The Adviser entered into a sub-advisory agreement with Wellington with respect to GA Wellington. Wellington is a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts, 02210, and serves as Sub-Adviser to the Capital Appreciation and Income Component of the Global Atlantic Wellington Research Managed Risk Portfolio. Subject to the authority of the Portfolio's Board of Trustees and supervision by the Adviser, Wellington Management is responsible for managing such Capital Appreciation and Income Component according to its investment objective, strategies, policies and restrictions. Wellington

Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2025, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.3 trillion in assets. Wellington Management is paid by the Adviser, not the Portfolio.

The Adviser entered into a sub-advisory agreement with Wilshire with respect to GA American. Wilshire serves as Sub-Adviser to the Capital Appreciation and Income Component of the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio. Subject to the authority of the Portfolios' Board of Trustees and supervision by the Adviser, Wilshire is responsible for managing each such Portfolio's Capital Appreciation and Income Component according to its investment objective, strategies, policies and restrictions. As of December 31, 2025, Wilshire advised on more than $1.67 trillion in assets. Wilshire is located at 1299 Ocean Avenue, Suite 600, Santa Monica, California 90401. Wilshire is paid by the Adviser, not the Portfolios.

The following individuals have responsibility for the day-to-day management of each Portfolio:

Reorganizations of GA Balanced and GA BlackRock Selects into GA Moderate

Portfolios	Portfolio Managers
Acquired Portfolio (GA Balanced)

Randy Berkowitz, CFA, Managing Director, is a member of the Global Allocation team. He is a Senior Investor and Head of quantitative strategies and research which serves to drive the team's asset allocation process, security sizing and risk management. Mr. Berkowitz joined the BlackRock Global Allocation team in 2008 to oversee the build-out of the team's quantitative analytic capabilities and subsequently conduct fundamental research. In 2016, he led the development of the quantitative strategies and research for Global Allocation. He joined BlackRock in 2004 as an Analyst in the Portfolio Analytics Group where he helped design and deliver analytic solutions to BlackRock's Portfolio Management teams. In this role, he led strategic initiatives to improve BlackRock's Green Package analytic suite. Mr. Berkowitz helped manage the Merrill Lynch Investment Managers / BlackRock Equity integration for the Portfolio Analytics Group in 2007. Mr. Berkowitz earned a BA degree in Astrophysics from Columbia University in 2004. He is a CFA® Charterholder.

Russ Koesterich, CFA, JD, is a member of the Global Allocation team and the lead portfolio manager of the GA Select Advisors Model Portfolios. His service with BlackRock, Inc. dates back to 2005, including his years with Barclays Global Investors (BGI), which merged with BlackRock, Inc. in 2009. He joined the BlackRock Global Allocation team in 2016 as Head of Asset Allocation. Previously, he was BlackRock, Inc.'s Global Chief Investment Strategist and Chairman of the Investment Committee for the Model Portfolio Solutions business, and formerly served as the Global Head of Investment Strategy for scientific active equities and as senior portfolio manager in the US Market Neutral Group. Prior to joining BGI, Mr. Koesterich was the Chief North American Strategist at State Street Bank and Trust. He began his investment career at Instinet Research Partners where he occupied several positions in research, including Director of Investment Strategy for both U.S. and European research, and Equity Analyst. He is a frequent contributor to financials news media and the author of three books, including his most recent "Portfolio Construction for Today's Markets."

Mr. Koesterich earned a BA in history from Brandeis University, a JD from Boston College and an MBA from Columbia University. He is a CFA® Charterholder.

Adam Schenck, CFA, FRM, has served as a Portfolio Manager for Milliman since January 2005. Mr. Schenck holds a Master's degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and

Portfolios	Portfolio Managers

Mathematics from Eckerd College. He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

Maria Schiopu, ASA, MAAA, Director, has served in the Portfolio Management Group at Milliman since 2013. Ms. Schiopu holds a degree in Mathematics from Northwestern University. She also is an Associate of the Society of Actuaries (ASA) and a Member of the American Academy of Actuaries (MAAA).

Acquired Portfolio (GA Balanced) and Acquiring Portfolio (GA Moderate)

Michael Gates, CFA, Managing Director of BlackRock, Inc. since 2018, heads Model Portfolio Solutions in the Americas for BlackRock's Multi-Asset Strategies group and is lead portfolio manager for BlackRock's Target Allocation and Target Income Series of Managed Portfolios. Mr. Gates also serves as Head of the Investments at FutureAdvisor. Mr. Gates' time with BlackRock dates back to 1999, including his years with Barclays Global Investors.

Suzanne Ly, CFA, FRM, Managing Director of BlackRock since 2024 and Director of BlackRock since 2019. Ms. Ly is a member of the Multi-Asset Core Portfolio Management team and is responsible for Multi-Asset Strategies & Solutions mandates. The Multi-Asset Strategies & Solutions (MASS) team is the investment group at the heart of BlackRock's portfolio construction, asset allocation, and active management ecosystem. MASS draws on the full toolkit of BlackRock's index, factor, and alpha-seeking investment capabilities to deliver precise investment outcomes and cutting-edge alpha insights. MASS constructs active asset allocation strategies and whole portfolio solutions across a wide spectrum of commingled funds, separate accounts, model portfolios, and outsourcing solutions in the wealth and institutional channels. Prior to joining BlackRock in 2019, Ms. Ly was a Director at Mellon Capital Management, a systematic asset manager in the Multi-Asset Group. She was responsible for the production and implementation of the quantitative models. In addition, she was the lead Portfolio Manager on Mellon's active commodity strategy.

Adam Schenck, CFA, FRM, has served as a Portfolio Manager for Milliman since January 2005. Mr. Schenck holds a Master's degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckerd College. He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

Maria Schiopu, ASA, MAAA, Director, has served in the Portfolio Management Group at Milliman since 2013. Ms. Schiopu holds a degree in Mathematics from Northwestern University. She also is an Associate of the Society of Actuaries (ASA) and a Member of the American Academy of Actuaries (MAAA).

Reorganization of GA Franklin into GA Wellington

Portfolios	Portfolio Managers
Acquired Portfolio (GA Franklin)	Matt Quinlan, Senior Vice President, joined Franklin Templeton in 2005. Prior to that time, Mr. Quinlan worked in investment banking at Citigroup, where he covered the retail and consumer products industries and worked with private equity firms on acquisitions and financings for their portfolio companies. Mr. Quinlan holds a B.A. in

Portfolios	Portfolio Managers

history from UCLA and an M.B.A. from the Anderson School at UCLA.

Amritha Kasturirangan, CFA, Vice President, joined Franklin Templeton as a research analyst in April 2012. Previously, she worked as a research analyst for the Chennai, India office of Franklin Templeton from April 2009 to August 2011. Prior to joining Franklin Templeton, Ms. Kasturirangan worked in equity research at Goldman Sachs. Her previous experience includes investment banking, with a focus on the media/telecom sectors and management consulting. Ms. Kasturirangan has an M.B.A. from the Wharton Business School of the University of Pennsylvania with a major in finance and a B.A. degree in natural sciences from the University of Cambridge, U.K. She is a Chartered Financial Analyst (CFA) charterholder.

Nayan Sheth, CFA, Vice President*, joined Franklin Templeton as a research analyst in January of 2014. Prior to joining Franklin Templeton, he worked as a research analyst with Mirae Asset Global Investments in New York, performing research on companies in the technology and media sectors in the United States and Western Europe. Mr. Sheth's previous experience included working at Perennial Investment Partners in Sydney, Australia, where he covered the global technology and media sectors. From 2003 to 2007, Mr. Sheth was a research associate at TIAA-CREF, where he worked on the U.S. Growth Portfolio Management team and the media research team. Mr. Sheth began his career at J.P. Morgan in 2001, where he was a research associate on the U.S. beverage equity research team. He holds a B.A. in economics from Rutgers University, an MBA from the Columbia University Graduate School of Business, and is a Chartered Financial Analyst (CFA) charterholder.

Patrick Klein, Ph.D., Senior Vice President, is a senior vice president and portfolio manager for Franklin Templeton Fixed Income. He leads the team managing the multisector fixed-income strategies with a focus on portfolio construction and quantitative modelling. Prior to his current role, he was a portfolio manager and research analyst focusing on the securitized, inflations protected, and portfolio construction areas. Prior to joining Franklin Templeton in 2005, Dr. Klein was a principal member of the Technical Staff at Sandia National Laboratories. He was responsible for modeling and computer simulation of material behavior. Dr. Klein earned his B.S. dual degree in mechanical engineering and material science and engineering from Cornell University. He also earned his M.S. and Ph.D. in mechanical engineering from Stanford University.

Michael Salm, Senior Vice President, is a senior vice president and portfolio manager for Franklin Templeton Fixed Income Multi-Sector and Securitized strategies in Boston, Massachusetts, United States. Mr. Salm has been in the investment industry since 1989. Prior to his current role, Mr. Salm was the Chief Investment Officer of Fixed Income for Putnam and a member of Putnam's Operating Committee. He oversaw the strategy and positioning of Putnam's fixed-income portfolios. Mr. Salm specializes in investment strategies related to mortgage and structured credit products and interest-rate and volatility derivatives and served as Co-Head of Fixed Income.

Prior to joining Putnam, he was a Mortgage Specialist at BlackRock Financial Management from 1996 to 1997, a Vice President and Trader at Nomura Securities from 1994 to 1996, a Vice President and Structurer at Nikko Securities from 1993 to 1994, and an Analyst at Fitch Investor Services from 1991 to 1992. Mr. Salm began his investment career as an Analyst at Security Pacific Bank and Bankers Trust from 1989 to 1991. Mr. Salm earned a B.S. in Applied Economics and Management from

Portfolios	Portfolio Managers

Cornell University.

Tina Chou, Vice President, is a Portfolio Manager in the Franklin Templeton Fixed Income Group. She is a member of the team managing multi-sector, fixed-income strategies with a focus on corporate credit, credit derivatives, and relative value trades. Ms. Chou joined Franklin Templeton Investments in 2004 as a fixed-income risk analyst and moved to the portfolio management team in 2007. Prior to joining Franklin Templeton, Ms. Chou was a management consultant focusing on the financial services and pharmaceutical industries with the Boston Consulting Group in Hong Kong and San Francisco. She also worked in the technology department at UBS in Singapore and London and as a research engineer at a U.S. government agency. Ms. Chou holds an M.B.A. from the University of Chicago, with concentrations in finance and strategic management. She also holds a B.S. and M. Eng. in electrical engineering from the Massachusetts Institute of Technology.

Albert Chan, CFA, is a portfolio manager and Head of Portfolio Construction for Franklin Templeton Fixed Income – Multi-Sector. Mr. Chan leads the team's efforts in researching market and macroeconomic data, building quantitative models, recommending broad sector positioning and portfolio construction ideas, and overseeing and monitoring portfolio implementation. He has been in the investment industry since he joined Putnam in 2002. Previously at Putnam, Mr. Chan served on the Investment-Grade Corporate, Global Term Structure, and High-Yield Corporate teams, including as an Analyst and a Portfolio Manager. Mr. Chan earned an M.S. in Financial Engineering from the University of California, Berkeley, and a B.S. in Computer Engineering from Simon Fraser University.

Adam Schenck, CFA, FRM, has served as a Portfolio Manager for Milliman since January 2005. Mr. Schenck holds a Master's degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckerd College. He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

Maria Schiopu, ASA, MAAA, Director, has served in the Portfolio Management Group at Milliman since 2013. Ms. Schiopu holds a degree in Mathematics from Northwestern University. She also is an Associate of the Society of Actuaries (ASA) and a Member of the American Academy of Actuaries (MAAA).

*Effective May 31, 2026, Nayan Sheth will step down as a member of the Portfolio’s portfolio management team.

Portfolios	Portfolio Managers
Acquiring Portfolio (GA Wellington)

Mary L. Pryshlak, CFA, Senior Managing Director, is the head of Investment Research, an investment group comprised of Wellington Management's core fundamental investment research teams spanning equity; credit; macro; technical; sustainable; and environmental, social, and corporate governance (ESG). Ms. Pryshlak supervises a team of global industry analysts that manage the equity portion of the Global Atlantic Wellington Research Managed Risk Portfolio and has served in this capacity for the Portfolio since 2018. Ms. Pryshlak is not involved in the day-to-day management of the Portfolio. Ms. Pryshlak joined Wellington Management as an investment professional in 2004.

Jonathan G. White, CFA, Managing Director and Director, is responsible for broad oversight of the investment approach, including risk management and implementation, of the equity portion of the Global Atlantic Wellington Research Managed Risk Portfolio and has served in this capacity for the Portfolio since 2018. Mr. White is involved in the day-to-day management of the Portfolio. Mr. White joined Wellington Management as an investment professional in 1999.

Loren L. Moran, CFA, Senior Managing Director, has served as co-portfolio manager for the fixed-income portion of the Global Atlantic Wellington Research Managed Risk Portfolio since 2018. Ms. Moran joined Wellington Management as an investment professional in 2014. Prior to joining Wellington in 2014, she was a corporate bond portfolio manager and investment-grade corporate trader at Goldman Sachs Asset Management from 2010 to 2014.

Adam Schenck, CFA, FRM, has served as a Portfolio Manager for Milliman since January 2005. Mr. Schenck holds a Master's degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckerd College. He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

Maria Schiopu, ASA, MAAA, Director, has served in the Portfolio Management Group at Milliman since 2013. Ms. Schiopu holds a degree in Mathematics from Northwestern University. She also is an Associate of the Society of Actuaries (ASA) and a Member of the American Academy of Actuaries (MAAA).

Reorganizations of GA Select Advisor into GA American

Portfolios	Portfolio Managers
Acquired Portfolio (GA Select Advisor) and Acquiring Portfolio (GA American)

Nathan Palmer, CFA, Managing Director, joined Wilshire in January 2011, and currently serves as the head of Wilshire's multi-asset portfolio management group. Mr. Palmer has over 20 years of industry experience and is responsible for creating multi-asset class, multi-manager investment solutions for financial intermediary clients. Mr. Palmer graduated Phi Beta Kappa and cum laude from the University of Washington with a BA in business administration. He holds an MBA with High Distinction from the Stern School of Business, New York University, graduating as an Armando John Garville Memorial Scholar. Mr. Palmer holds the Chartered Financial Analyst designation and is an active member of the CFA Institute and the CFA Society of Los Angeles.

Portfolios	Portfolio Managers

Anthony Wicklund, CFA, CAIA, Managing Director, joined Wilshire in January 2013, and currently serves as a portfolio manager with Wilshire's multi-asset portfolio management group. From 2005 to 2012, Mr. Wicklund was with Convergent Wealth Advisors, where his duties including portfolio construction, manager research as well as leading the firm's investment risk management and operational due diligence efforts as the Director of Risk Management. He has over 20 years of industry experience. Mr. Wicklund earned his Bachelor of Science in Business Administration from the University of Oregon. He also earned an MBA from the Marshall School of Business at the University of Southern California. Mr. Wicklund holds the Chartered Financial Analyst and Chartered Alternative Investment Analyst designations, and is a member of the CAIA Los Angeles Executive Committee.

Adam Schenck, CFA, FRM, has served as a Portfolio Manager for Milliman since January 2005. Mr. Schenck holds a Master's degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckerd College. He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

Maria Schiopu, ASA, MAAA, Director, has served in the Portfolio Management Group at Milliman since 2013. Ms. Schiopu holds a degree in Mathematics from Northwestern University. She also is an Associate of the Society of Actuaries (ASA) and a Member of the American Academy of Actuaries (MAAA).

The portfolio managers to each Acquiring Portfolio are expected to continue to serve as portfolio managers to the Acquiring Portfolio after the Reorganization. The Portfolios’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Portfolios.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

The Agreement and Plan of Reorganization

The Agreement and Plan of Reorganization (the “Plan”) provides for the transfer of all of the assets and liabilities of an Acquired Portfolio to the corresponding Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio. Each Acquired Portfolio and the corresponding Acquiring Portfolio are set forth in the table below.

Acquired Portfolio and Share Class	Corresponding Acquiring Portfolio and Share Class
Global Atlantic Balanced Managed Risk Portfolio (“GA Balanced”) Class II Shares	Global Atlantic Moderate Managed Risk Portfolio (“GA Moderate”) Class II Shares
Global Atlantic BlackRock Selects Managed Risk Portfolio (“GA BlackRock Selects”) Class II Shares	GA Moderate Class II Shares
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (“GA Franklin”) Class II Shares	Global Atlantic Wellington Research Managed Risk Portfolio (“GA Wellington”) Class II Shares
Global Atlantic Select Advisor Managed Risk Portfolio (“GA Select Advisor”) Class II Shares	Global Atlantic American Funds® Managed Risk Portfolio (“GA American”) Class II Shares

Each Acquired Portfolio will distribute the shares of the corresponding Acquiring Portfolio received in the exchange to its shareholders, and then the Acquired Portfolio will be liquidated.

After each Reorganization, each shareholder of an Acquired Portfolio will own shares in the corresponding Acquiring Portfolio having an aggregate value equal to the aggregate value of shares of the Acquired Portfolio held by that shareholder as of the Valuation Time.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of the corresponding Acquiring Portfolio in the names of the shareholders of the Acquired Portfolio and transferring to those shareholders’ accounts the same class of shares representing such shareholders’ interests previously credited to the accounts of the Acquired Portfolio. No sales charges or fees of any kind will be charged to the shareholders of the Acquired Portfolio in connection with their receipt of shares of the corresponding Acquiring Portfolio in the Reorganization.

The Plan requires that the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan may be amended or terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization, see the Plan in Appendix A, which qualifies in its entirety the foregoing summary of the Plan.

Tax Considerations

Shares of the Acquired Portfolios are offered only through variable annuity products. Because these products allow tax-free treatment for transactions within such products, you are not expected to recognize any gain or loss for U.S. federal income tax purposes on the exchange of shares of an Acquired Portfolio for shares of the corresponding Acquiring Portfolio, regardless of whether the Reorganization qualifies as tax-free.

With respect to the Reorganization of GA Balanced into GA Moderate, the Reorganization of GA BlackRock Selects into GA Moderate, and the Reorganization of GA Franklin into GA Wellington, it is expected that each Acquired Portfolio and each Acquiring Portfolio will receive an opinion from Dechert LLP substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes:

●	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Portfolio and the Acquiring Portfolio will each be “a party to the reorganization” within the meaning of Section 368(b) of the Code.

●	The Acquired Portfolio will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio shares and the assumption of all liabilities of the Acquired Portfolio, except that the Acquired Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

●	The Acquired Portfolio will not recognize gain or loss upon the distribution of the Acquiring Portfolio shares received by the Acquired Portfolio in the Reorganization to the Separate Accounts as shareholders.

●	The Acquiring Portfolio will recognize no gain or loss upon receiving the assets of the Acquired Portfolio in exchange solely for Acquiring Portfolio shares and the assumption of all liabilities of Acquired Portfolio.

●	The adjusted basis to the Acquiring Portfolio of the assets of the Acquired Portfolio received by the Acquiring Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of the Acquired Portfolio immediately before the exchange.

●	The Acquiring Portfolio’s holding periods with respect to the assets of the Acquired Portfolio that the Acquiring Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by the Acquired Portfolio (except where investment activities of the Acquiring Portfolio have the effect of reducing or eliminating a holding period with respect to an asset).

●	The Separate Accounts as shareholders will recognize no gain or loss upon receiving Acquiring Portfolio shares solely in exchange for Acquired Portfolio shares.

●	The aggregate basis of the Acquiring Portfolio shares received by a Separate Account in the Reorganization will be the same as the aggregate basis of Acquired Portfolio shares surrendered by the Separate Account in exchange therefor.

●	A Separate Account’s holding period for the Acquiring Portfolio shares received by the Separate Account in the Reorganization will include the holding period during which the Separate Account held Acquired Portfolio shares surrendered in exchange therefor, provided that the Separate Account held such shares as a capital asset on the date of Reorganization.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the Trust on behalf of the Portfolios. Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of any of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

With respect to the Reorganization of GA Select Advisor into GA American, it is anticipated that the Reorganization of GA Select Advisor into GA American will not qualify as a tax-free reorganization under the Code. It is not anticipated, however, that the Contract Holders whose contract values are determined by investment in shares of the Acquired Portfolio will recognize any income or gain as a result of the Reorganization based on the treatment of such contracts.

No tax ruling has been or will be received from the IRS in connection with the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Acquired Portfolio would recognize gain or loss on the transfer of its assets to the Acquiring Portfolio, and each Separate Account as shareholder would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Portfolio shares and the fair market value of the Acquiring Portfolio shares it received.

Because each Reorganization will end the tax year of the respective Acquired Portfolio, it will accelerate distributions from the Acquired Portfolio to its respective Separate Accounts as shareholders for its short tax year ending on the Closing Date. Prior to the closing of each Reorganization, the respective Acquired Portfolio will declare one or more distributions to the Separate Accounts, which together with all previous distributions, will have the effect of distributing to the Separate Accounts all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date. As long as the Contracts funded through the Separate Accounts qualify as variable contracts under Section 817(d) of the Code, these distributions and the Reorganizations, whether or not treated as tax-free for U.S. federal income tax purposes, are not expected to create any tax liability for Contract Holders. Additional information about the U.S. federal income tax consequences of the investing in the Contracts is included under “MORE INFORMATION ABOUT THE PORTFOLIOS – Tax Considerations.”

To the extent a Reorganization qualifies as a tax-free reorganization under the Code, the Combined Portfolio’s ability to use the capital loss carryforwards of the respective Acquired Portfolio, if any, and/or of the respective Acquiring Portfolio, if any, to offset gains of the Combined Portfolio in a given tax year after the Reorganization may be limited by loss limitation rules under U.S. federal income tax law. The ability of the Combined Portfolio to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses, sales of the Combined Portfolio shares or other reorganization transactions in which the Combined Portfolio might engage post-Reorganization. If a Reorganization does not qualify as a tax-free reorganization under the Code, the Combined Portfolio will not acquire any capital loss carryforwards or any other tax attributes of the respective Acquired Portfolio.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder or Contract Holder. Shareholders and Contract Holders are urged to consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders and Contract Holders should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

Brokerage Expenses and Other Transaction Costs

In connection with each Reorganization, it is anticipated that each Combined Portfolio may sell a portion of the assets obtained from the Acquired Portfolio after the closing of the Reorganization. After the consummation of each Reorganization, the sub-advisers may sell certain of the portfolio securities obtained from the Acquired Portfolio and purchase securities to more closely align the portfolio with the Combined Portfolio. With respect to each of these Reorganizations, cash and cash equivalents transferred as part of the Reorganization would be reinvested by the Combined Portfolio consistent with its principal investment strategy. The estimated amount of each Acquired Portfolio’s assets that will be sold by the corresponding Combined Portfolio upon the consummation of the Reorganization and the related brokerage and other transaction costs expected to be borne by the Adviser are set forth in the table below.

Acquired Portfolio	Estimated Percentage of the Acquired Portfolio’s Securities to be Sold	Estimated Transaction Costs (dollars and basis points (as a percentage of the Combined Portfolio’s assets))
GA Balanced	0%	$0 (0 basis points)
GA BlackRock Selects	22%	$2,700 (0.15 basis points)
GA Franklin	15%	$6,000 (0.15 basis points)
GA Select Advisor	100%	$1,200 (0.06 basis points)

The actual amounts of brokerage commissions and other transaction costs may change at the time of a Reorganization based on market conditions and other factors. Although capital gains may be generated as a result of the portfolio repositioning, the portfolio repositioning is not expected to result in taxable distributions for U.S. federal income tax purposes to the Contract Holders that invest in the Portfolios due to the tax deferred nature of such accounts. Please consult your financial or tax advisor for information regarding the tax consequences, if any, applicable to your investment.

Expenses of the Reorganization

With respect to each Reorganization, the Adviser will bear (or reimburse the Portfolios for) the costs of the Reorganization. Reorganization costs include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of the Information Statement/Prospectus; (2) the preparation of the registration statement and other shareholder communications and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; and (3) legal, audit and other fees incurred in connection with the Reorganizations, including brokerage fees, brokerage-related expenses and other similar transaction costs incurred by the Portfolios in connection with the Reorganizations related to the purchase and sale of portfolio holdings, and stamp tax, if any. No such expenses incurred in connection with the Reorganization shall be borne by the Acquired Portfolio or the Acquiring Portfolio. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

Accounting Survivor

With respect to each Reorganization, the Acquiring Portfolio will be the accounting survivor.

CAPITALIZATION OF THE PORTFOLIOS AND FORM OF ORGANIZATION

Capitalization of the Portfolios

The following table sets forth the net assets, number of shares outstanding, and net asset value per share, assuming each Reorganization occurred as of June 30, 2026. This information is generally referred to as the “capitalization” of a Portfolio. With respect to each Reorganization, the term “pro forma capitalization” means the expected capitalization of an Acquiring Portfolio after giving effect to the Reorganization(s) and assuming the Reorganization(s) occurred as of June 30, 2026. These numbers may differ as of the Closing Date.

Reorganizations of GA Balanced and GA BlackRock Selects into GA Moderate

	GA Balanced (Acquired Portfolio)	GA BlackRock Selects (Acquired Portfolio)	GA Moderate (Acquiring Portfolio)	Pro Forma Adjustments(1)	GA Moderate (Combined Portfolio) Pro Forma(2)
Total Net Assets
Class II	$ 62,586,854	$ 125,926,340	$ 79,486,382	-	$ 267,999,576
Shares Outstanding
Class II	4,523,943	10,167,713	5,939,403	(605,521)	20,025,539
Net Asset Value Per Share
Class II	$ 13.83	$ 12.38	$ 13.38	-	$ 13.38

(1)	The Adviser and not the Portfolios will bear (or reimburse the Portfolios for) all of the costs of each Reorganization. Accordingly, there are no pro forma adjustments to net assets. Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares to be issued to each Acquired Portfolio based on its net asset value per share as of June 30, 2026 relative to the net asset value of the corresponding Acquiring Portfolio. Each Reorganization is expected to be completed after close of business on October 2, 2026, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date.

(2)	Reflects pro forma amounts following the Reorganization.

Reorganization of GA Franklin into GA Wellington

	GA Franklin (Acquired Portfolio)	GA Wellington (Acquiring Portfolio)	Pro Forma Adjustments(1)	GA Wellington (Combined Portfolio) Pro Forma(2)
Total Net Assets
Class II	$ 145,352,816	$ 261,950,369	-	$ 407,276,186
Shares Outstanding
Class II	11,440,205	18,800,261	(1,010,125)	29,230,341
Net Asset Value Per Share
Class II	$ 12.70	$ 13.93	-	$ 13.93

(1)	The Adviser and not the Portfolios will bear (or reimburse the Portfolios for) all of the costs of each Reorganization. Accordingly, there are no pro forma adjustments to net assets. Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares to be issued to each Acquired Portfolio based on its net asset value per share as of June 30, 2026 relative to the net asset value of the corresponding Acquiring Portfolio. Each Reorganization is expected to be completed after close of business on October 2, 2026, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date.

(2)	Reflects pro forma amounts following the Reorganization.

Reorganization of GA Select Advisor into GA American

	GA Select Advisor (Acquired Portfolio)	GA American (Acquiring Portfolio)	Pro Forma Adjustments(1)	GA American (Combined Portfolio) Pro Forma(2)
Total Net Assets
Class II	$ 59,620,306	$ 132,727,014	-	$ 192,347,320
Shares Outstanding
Class II	4,708,798	10,586,040	46,398	15,341,236
Net Asset Value Per Share
Class II	$ 12.66	$ 12.54	-	$ 12.54

(1)	The Adviser and not the Portfolios will bear (or reimburse the Portfolios for) all of the costs of each Reorganization. Accordingly, there are no pro forma adjustments to net assets. Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares to be issued to each Acquired Portfolio based on its net asset value per share as of June 30, 2026 relative to the net asset value of the corresponding Acquiring Portfolio. Each Reorganization is expected to be completed after close of business on October 2, 2026, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date.

(2)	Reflects pro forma amounts following the Reorganization.

Form of Organization

Each Acquired Portfolio and Acquiring Portfolio is a series of the Trust. The Trust is a Delaware statutory trust and registered as an open-end management investment company. The Trust is governed by its Board, which currently consists of the four (4) trustees, three (3) of whom are not “interested persons” (as defined in the 1940 Act).

GENERAL INFORMATION

Independent Registered Public Accounting Firm

The Portfolios have selected Cohen & Company, Ltd., located at 875 E Wisconsin Avenue, Suite 210, Milwaukee, Wisconsin 53202, as their independent registered public accounting firm for the current fiscal year.

Shareholder Reports

Additional information about the Portfolios' investments will also be available in the Portfolios' Annual and Semi-Annual Reports to Shareholders and in Form N-CSR. In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year. In Form N-CSR, you will find the Portfolios' annual and semi-annual financial statements.

To obtain a free copy of the Prospectus, SAI, the Annual and Semi-Annual Reports to Shareholders, other information such as the Portfolios' financial statements, or make general inquiries about the Portfolios, call the Portfolios (toll-free) at 1-877-355-1820, or write to:

Global Atlantic Portfolios

c/o Forethought Variable Insurance Trust

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

Information is also available at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/.

Share Ownership

As of [July 15], 2026, to the knowledge of the Trust, the Trustees and officers as a group owned less than 1% of the outstanding shares of an Acquired Portfolio’s shares. As of [July 15], 2026, to the knowledge of the Trust, the Trustees and officers as a group owned less than 1% of the outstanding shares of an Acquiring Portfolio’s shares. As of [July 15], 2026, no person owned beneficially more than 5% of the outstanding shares of any class of shares of the Portfolios, except as listed in Appendix C. As of [July 15], 2026, none of the Independent Trustees (or their immediate family members) had share ownership in securities of the Portfolios’ investment adviser or principal underwriter or in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter (not including registered investment companies).

MORE INFORMATION ABOUT THE PORTFOLIOS

The following provides additional information about the Acquiring Portfolios and the Acquired Portfolios. References to a “Portfolio” in this section refer to each Acquiring Portfolio and each Acquired Portfolio unless otherwise noted.

How Shares are Priced

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. If the NYSE closes at a time other than the regularly scheduled close, each Portfolio will price its shares as of the time the NYSE closes, and purchase and redemption orders received after the time the NYSE closes will receive the price calculated on the next business day. NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding, on a per-class basis ((Asset minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the per-class expenses and fees of a Portfolio, including but not limited to investment advisory, administration, and distribution fees, if any, which are accrued daily. The determination of NAV of a Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities and other assets are valued at market price. If market quotations are not readily available due to, for example, market disruptions or unscheduled market closings, securities will be valued at their fair market value as determined in good faith using methods approved by the Board. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as the Portfolios' valuation designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable, pursuant to Rule 2a-5 under the 1940 Act.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio's securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio's holdings may change on days when you may not be able to buy or sell Portfolio shares.

With respect to any portion of a Portfolio's assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio's NAV is calculated based upon the NAVs of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third-party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Portfolio's NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

How To Purchase And Redeem Shares

Shares of each Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company ("FLIC"). You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in a Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio. The Portfolios do not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Orders are Processed.

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by FLIC, in good order. All requests received in good order, which typically requires an account number and other identifying information, before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next day the NYSE is open for trading. FLIC is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

Each Portfolio typically expects to pay sale proceeds to redeeming shareholders (i.e., the separate account of the insurance company) within one business day following receipt of a shareholder redemption order by way of an electronic funds transfer. However, in unusual circumstances, each Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. Each Portfolio may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Under normal market conditions, each Portfolio expects to meet redemption orders by using a combination of cash and cash equivalents holdings and/or by the sale of portfolio investments, although the Portfolio reserves the right to use borrowings. In unusual or stressed market conditions or as the Adviser determines to be appropriate, each Portfolio may use borrowings (such as a line of credit or through reverse repurchase agreements, as applicable) to meet redemption requests. Each Portfolio may also utilize its custodian overdraft facility to meet redemptions, if necessary.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by FLIC to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, FLIC may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Tax Consequences

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). If so qualified, a Portfolio generally is not subject to U.S. federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains to the separate accounts.

Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of FLIC. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If a Portfolio does not meet such requirements, income allocable to the contracts may be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer. If a Portfolio does not satisfy the section 817(h) requirements, income on the variable annuity contracts may become currently taxable to the Contract Holders. See the prospectuses for the policies and annuity contracts.

If a Portfolio that receives dividend income from U.S. sources reports certain amounts of its dividends paid as eligible for the dividends received deduction, or if a Portfolio that incurs foreign taxes elects to pass through allowable foreign tax credits, the benefits, which may be potentially material, of such reporting or election, as applicable, will inure only to FLIC and will not be shared with the Contract Holders.

For a more complete discussion of the taxation of FLIC and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

Dividends and Distributions

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in each Portfolio's shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable annuity contracts.

Description of Shares

The Portfolios in this SAI have issued Class II shares. Class II shares are offered at NAV, without an initial sales charge or a contingent deferred sales charge, but are subject to an asset based fee assessed pursuant to a Plan adopted pursuant to Rule 12b-1 of up to 0.25%.

Each share of beneficial interest of each Portfolio in this SAI and each other series of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable.

Frequent Purchases and Redemptions of Portfolio Shares

Each Portfolio discourages and does not accommodate market timing. Frequent trading into and out of a Portfolio can harm contract holders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term contract holders. Each Portfolio that invests in Underlying Funds or ETFs that hold foreign securities is at greater risk of market timing because the Underlying Fund or ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that contract holders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolios nor the Adviser, nor Sub-Advisers will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may request that FLIC also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable annuity contract, the Portfolio is not able to identify market timing transactions by individual variable annuity contract. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable annuity contracts or according to the insurance company's administrative policies. Each Portfolio has entered into an information sharing agreement with the insurance company. Under this agreement, the insurance company is obligated to (i) furnish each Portfolio, upon its request, with information regarding contract holder trading activities in shares of the Portfolio; and (ii) restrict or prohibit further purchases of a Portfolio's shares by a contract holder that has been identified by the Portfolio as having engaged in transactions that violate the Portfolio's policies.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy owner or any other persons. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that a Portfolio will be able to do so. In addition, the right of an owner of a variable annuity product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound a Portfolio's difficulty in deterring such market timing activities. Variable annuity contract holders should consult the prospectus for their variable annuity contract for additional information on contract level restrictions relating to market timing.

Distribution of Shares

Distributor: Global Atlantic Distributors, LLC ("GAD"), an affiliate of the Adviser, is the distributor for the shares of the Portfolios. GAD is a registered broker-dealer and member of FINRA. Shares of the Portfolios are offered on a continuous basis.

Distribution Fees: Each Portfolio has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of shares of each Portfolio. Shareholders of a Portfolio pay annual 12b-1 expenses of up to 0.25%. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

GAD and other entities are paid under the Plan for services provided and the expenses borne by GAD and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio's shares to other than current contract holders; and preparation, printing and distribution of sales literature and advertising materials. In addition, GAD or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries: The Adviser and its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to FLIC for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives and/or inclusion of a Portfolio as an investment option. Please refer to your variable annuity contract prospectus for additional information.

Householding: To reduce expenses, the Portfolios mail only one copy of the Summary Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-877-355-1820 on days the Portfolios are open for business or contact your financial institution. The Portfolios will begin sending you individual copies thirty days after receiving your request.

Voting and Meetings

The insurance company that issues your variable contract, will solicit voting instructions from you and other purchasers of variable contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote shares, including those held directly by the insurance company and its affiliates, on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable contract owners would be able to determine the outcome of a matter. Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently. However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the Portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information for each Portfolio for the fiscal years ended December 31, 2025, December 31, 2024, and December 31, 2023 has been derived from the financial statements audited by Cohen & Company, Ltd., the Portfolios' independent registered public accounting firm, whose reports, along with the Portfolios' financial statements, are included in the Portfolios' Form N-CSR for December 31, 2025, December 31, 2024 and annual report for December 31, 2023, which are available upon request. The information for the fiscal years ended December 31, 2022 and December 31, 2021,has been derived from the financial statements audited by another independent registered public accounting firm. These figures do not include the effect of sales charges or other fees which may be applied at the variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.39	$10.45	$10.85	$13.87	$12.62
Income from investment operations:
Net investment income(a)(b)	0.22	0.19	0.18	0.34	0.21
Net realized and unrealized gain (loss)(c)	1.01	0.95	1.06	(2.56)	1.19
Total income (loss) from investment operations	1.23	1.14	1.24	(2.22)	1.40
Less distributions from:
Net investment income	(0.25)	(0.20)	(0.39)	(0.24)	(0.15)
Net realized gains	(0.52)	—	(1.25)	(0.56)	—
Total distributions from net investment income and net realized gains	(0.77)	(0.20)	(1.64)	(0.80)	(0.15)
Net asset value, end of year	$11.85	$11.39	$10.45	$10.85	$13.87
Total return(d)	10.78%	10.95%	13.27%	(15.94)%	11.12%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$138,341	$148,184	$164,905	$172,678	$232,531
Ratio of net expenses to average net assets(e)	0.87%	0.87%	0.87%	0.86%	0.85%
Ratio of gross expenses to average net assets(e)(f)	1.29%	1.27%	1.27%	1.26%	1.25%
Ratio of net investment income to average net assets(b)(e)	1.90%	1.74%	1.60%	2.85%	1.55%
Portfolio turnover rate	23%	11%	12%	41%	18%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(c)	Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

81

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.37	$11.65	$10.68	$13.88	$13.10
Income from investment operations:
Net investment income(a)(b)	0.24	0.23	0.20	0.15	0.12
Net realized and unrealized gain (loss)(c)	0.81	0.76	0.94	(2.25)	1.05
Total income (loss) from investment operations	1.05	0.99	1.14	(2.10)	1.17
Less distributions from:
Net investment income	(0.30)	(0.27)	(0.17)	(0.11)	(0.10)
Net realized gains	(0.04)	—	—	(0.99)	(0.29)
Total distributions from net investment income and net realized gains	(0.34)	(0.27)	(0.17)	(1.10)	(0.39)
Net asset value, end of year	$13.08	$12.37	$11.65	$10.68	$13.88
Total return(d)	8.46%	8.46%	10.81%	(15.07)%	8.99%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$64,822	$72,277	$85,494	$89,499	$119,376
Ratio of net expenses to average net assets(e)	0.91%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets(e)(f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets(b)(e)	1.93%	1.85%	1.83%	1.24%	0.90%
Portfolio turnover rate	33%	39%	74%	52%	82	%(g)

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(c)	Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(g)	During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

82

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.78	$10.88	$9.86	$12.46	$11.44
Income from investment operations:
Net investment income(a)(b)	0.38	0.31	0.17	0.08	0.33
Net realized and unrealized gain (loss)(c)	0.69	0.81	0.94	(2.01)	0.86
Total income (loss) from investment operations	1.07	1.12	1.11	(1.93)	1.19
Less distributions from:
Net investment income	(0.40)	(0.22)	(0.09)	(0.38)	(0.17)
Net realized gains	(0.82)	—	—	(0.29)	—
Total distributions from net investment income and net realized gains	(1.22)	(0.22)	(0.09)	(0.67)	(0.17)
Net asset value, end of year	$11.63	$11.78	$10.88	$9.86	$12.46
Total return(d)	9.13%	10.28%	11.39%	(15.48)%	10.41%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$132,319	$148,037	$166,686	$176,979	$235,544
Ratio of net expenses to average net assets(e)	0.94%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets(e)(f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets(b)(e)	3.19%	2.66%	1.64%	0.73%	2.73%
Portfolio turnover rate	84%	79%	78%	80%	93%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(c)	Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

83

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.12	$14.16	$14.11	$16.52	$14.25
Income from investment operations:
Net investment income(a)(b)	0.17	0.20	0.20	0.14	0.09
Net realized and unrealized gain (loss)(c)	0.62	0.78	0.79	(2.18)	2.31
Total income (loss) from investment operations	0.79	0.98	0.99	(2.04)	2.40
Less distributions from:
Net investment income	(0.25)	(0.25)	(0.17)	(0.11)	(0.13)
Net realized gains	(2.35)	(0.77)	(0.77)	(0.26)	—
Total distributions from net investment income and net realized gains	(2.60)	(1.02)	(0.94)	(0.37)	(0.13)
Net asset value, end of year	$12.31	$14.12	$14.16	$14.11	$16.52
Total return(d)	5.63%	6.85%	7.77%	(12.33)%	16.87%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$154,647	$175,313	$201,407	$216,832	$284,598
Ratio of net expenses to average net assets(e)	1.19%	1.19%	1.19%	1.19%	1.18%
Ratio of gross expenses to average net assets(e)(f)	1.27%	1.23%	1.23%	1.22%	1.20%
Ratio of net investment income to average net assets(b)(e)	1.26%	1.34%	1.44%	0.96%	0.56%
Portfolio turnover rate(g)	20%	28%	10%	21%	18%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(c)	Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(g)	The portfolio turnover rate excludes mortgage dollar roll transactions for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021. If these were included in the calculation, the turnover percentage would be 72%, 59%, 34%, 58%, and 59%, respectively.

84

Global Atlantic Moderate Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$13.04	$12.11	$11.14	$14.51	$13.18
Income from investment operations:
Net investment income(a)(b)	0.20	0.20	0.18	0.14	0.11
Net realized and unrealized gain (loss)(c)	1.01	1.07	1.20	(2.38)	1.46
Total income (loss) from investment operations	1.21	1.27	1.38	(2.24)	1.57
Less distributions from:
Net investment income	(0.25)	(0.22)	(0.16)	(0.13)	(0.13)
Net realized gains	(1.55)	(0.12)	(0.25)	(1.00)	(0.11)
Total distributions from net investment income and net realized gains	(1.80)	(0.34)	(0.41)	(1.13)	(0.24)
Net asset value, end of year	$12.45	$13.04	$12.11	$11.14	$14.51
Total return(d)	9.24%	10.50%	12.82%	(15.38)%	11.91%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$81,559	$90,819	$98,679	$104,086	$141,182
Ratio of net expenses to average net assets(e)	0.91%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets(e)(f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets(b)(e)	1.54%	1.51%	1.55%	1.11%	0.78%
Portfolio turnover rate	31%	35%	64%	48%	44%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(c)	Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

85

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.28	$11.13	$10.95	$14.48	$13.38
Income from investment operations:
Net investment income(a)(b)	0.19	0.23	0.17	0.22	0.13
Net realized and unrealized gain (loss)(c)	0.88	1.13	1.10	(2.53)	1.64
Total income (loss) from investment operations	1.07	1.36	1.27	(2.31)	1.77
Less distributions from:
Net investment income	(0.29)	(0.21)	(0.24)	(0.15)	(0.18)
Net realized gains	(1.05)	—	(0.85)	(1.07)	(0.49)
Total distributions from net investment income and net realized gains	(1.34)	(0.21)	(1.09)	(1.22)	(0.67)
Net asset value, end of year	$12.01	$12.28	$11.13	$10.95	$14.48
Total return(d)	8.75%	12.17%	12.82%	(15.94)%	13.31%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$62,882	$69,099	$76,022	$78,921	$105,532
Ratio of net expenses to average net assets(e)	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of gross expenses to average net assets(e)(f)	1.30%	1.27%	1.27%	1.26%	1.25%
Ratio of net investment income to average net assets(b)(e)	1.56%	1.91%	1.54%	1.75%	0.90%
Portfolio turnover rate	37%	23%	19%	33%	17%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(c)	Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

86

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.54		$13.50		$11.90		$16.45		$15.23
Income from investment operations:
Net investment income(a)(b)	0.15		0.16		0.13		0.08		0.01
Net realized and unrealized gain (loss)(c)	1.07		1.50		1.56		(2.91)		1.86
Total income (loss) from investment operations	1.22		1.66		1.69		(2.83)		1.87
Less distributions from:
Net investment income	(0.21)		(0.18)		(0.09)		(0.02)		(0.09)
Net realized gains	(2.38)		(0.44)		—		(1.70)		(0.56)
Total distributions from net investment income and net realized gains	(2.59)		(0.62)		(0.09)		(1.72)		(0.65)
Net asset value, end of year	$13.17		$14.54		$13.50		$11.90		$16.45
Total return(d)	8.38%		12.33%		14.27%		(17.13)%		12.38%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$273,617		$308,002		$338,637		$354,491		$485,474
Ratio of net expenses to average net assets(e)	1.19%		1.19%		1.19%		1.19%		1.20%
Ratio of gross expenses to average net assets(e)(h)	1.26%		1.23%		1.23%		1.22%		1.20%
Ratio of net investment income to average net assets(b)(e)	1.06%		1.10%		1.07%		0.54%		0.09%
Portfolio turnover rate	100	%(f)	85	%(f)	90	%(f)	80	%(f)	91	%(f)(g)

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(c)	Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	The portfolio turnover rates excludes mortgage dollar roll transactions for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021. If these were included in the calculation the turnover percentage would be 111%, 102%, 114%, 165% and 162% respectively.
(g)	During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic PIMCO Tactical Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.
(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

87

INDEX OF APPENDICES

Appendix A:	Form of Agreement and Plan of Reorganization

Appendix B:	Additional Information Regarding the Portfolios’ Investment Philosophy and Investment Process

Appendix C:	5% Record Owners of Fund Shares

Appendix A

Form of agreement and plan of reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ___ day of ______, 2026, by Forethought Variable Insurance Trust (the “Trust”), on behalf of (i) its series listed on Exhibit A attached hereto as a corresponding Acquiring Portfolio (each series an “Acquiring Portfolio” and, together, the “Acquiring Portfolios”) and (ii) its series listed on Exhibit A attached hereto as an Acquired Portfolio (each series an “Acquired Portfolio” and, together, the “Acquired Portfolios”). The Trust is a Delaware statutory trust, with its principal place of business at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”). Each reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of an Acquired Portfolio to the corresponding Acquiring Portfolio as set forth on Exhibit A hereto in exchange solely for shares of common stock of the corresponding Acquiring Portfolio set forth on Exhibit A hereto (“Acquiring Portfolio Shares”) corresponding to the class of outstanding shares of common stock of the Acquired Portfolio set forth on Exhibit A (“Acquired Portfolio Shares”), as described herein, (2) the assumption by the corresponding Acquiring Portfolio of all liabilities of the Acquired Portfolio, and (3) the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, as provided herein (each such transaction a “Reorganization” and, together, the “Reorganizations”), all upon the terms and conditions hereinafter set forth in this Agreement.

This Agreement provides for multiple Reorganizations and each Reorganization between an Acquired Portfolio and its corresponding Acquiring Portfolio shall be treated as if it had been the subject of a separate agreement. Each Acquired Portfolio and each corresponding Acquiring Portfolio is acting for itself, and not jointly or jointly and severally with any other party.

WHEREAS, the Acquired Portfolios and the Acquiring Portfolios are series of the Trust, each a registered investment company classified as a management company of the open-end type, and each Acquired Portfolio owns securities that generally are assets of the character in which the corresponding Acquiring Portfolio is permitted to invest;

WHEREAS, the Trustees of the Trust have determined, with respect to each Acquiring Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the corresponding Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the corresponding Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of the Trust have determined, with respect to each Acquired Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the corresponding Acquiring Portfolio is in the best interests of the Acquired Portfolio and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED PORTFOLIO TO THE CORRESPONDING ACQUIRING PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.            Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Portfolio agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Portfolio, as set forth in paragraph 1.2 herein, to the corresponding Acquiring Portfolio, and the corresponding Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to the corresponding class of Acquired Portfolio Shares, computed in the manner and as of the time and date set forth in paragraph 2.1 herein, by the net asset value of one Acquiring Portfolio Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2 herein; and (ii) to assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3 herein. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 herein (“Closing Date”).

1.2.            The property and assets of each Acquired Portfolio to be acquired by the corresponding Acquiring Portfolio shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing Date (collectively, “Assets”). Each Acquired Portfolio will sell, assign, convey, transfer and deliver to the corresponding Acquiring Portfolio any rights, stock dividends, or other securities received by the Acquired Portfolio after the Closing Date as stock dividends or other distributions on or with respect to the Assets transferred, which rights, stock dividends, and other securities shall be deemed included in the Assets transferred to the corresponding Acquiring Portfolio at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the Assets of the Acquired Portfolio acquired by the corresponding Acquiring Portfolio.

1.3.            Each Acquired Portfolio will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Portfolio shall assume all of the liabilities of the corresponding Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, each Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that, together with all previous distributions, it will have distributed (i) substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

1.4.            Immediately following the actions contemplated by paragraph 1.1 herein, the Trust shall take such actions necessary to complete the liquidation of each Acquired Portfolio. To complete the liquidation, the Trust, on behalf of each Acquired Portfolio, shall (a) distribute to the Acquired Portfolio’s shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph 3.1 herein (“Acquired Portfolio Shareholders”), on a pro rata basis within the class, the corresponding Acquiring Portfolio Shares of the corresponding class received by the Acquired Portfolio pursuant to paragraph 1.1 herein, and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of Acquired Portfolio shares, by the transfer of the corresponding Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the corresponding Acquiring Portfolio to open accounts on the share records of the corresponding Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of the Acquiring Portfolio Shares to be so credited to the Acquired Portfolio Shareholders shall, with respect to the class, be equal to the aggregate net asset value of the Acquired Portfolio Shares of the corresponding class owned by Acquired Portfolio Shareholders on the Closing Date. All issued and outstanding Acquired Portfolio Shares will simultaneously be canceled on the books of the respective Acquired Portfolio, although share certificates representing interests in Acquired Portfolio Shares will thereafter represent interests in the corresponding class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with paragraph 2.3. No Acquiring Portfolio shall issue certificates representing the Acquiring Portfolio Shares in connection with the Reorganization.

1.5.            Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s Transfer Agent, as defined in paragraph 3.3 herein.

1.6.            Any reporting responsibility of an Acquired Portfolio, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.	VALUATION

2.1.            The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange on the Closing Date (“Valuation Time”), after the declaration and payment of any dividends and/or other distributions on that date, computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to each Acquired Portfolio and valuation procedures established by the Board of Trustees of the Trust (“Board”).

2.2.            The net asset value of each Acquiring Portfolio Share shall be the net asset value per share computed with respect to the corresponding class as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in each Acquiring Portfolio’s then-current prospectus and statement of additional information, and valuation procedures established by the Board.

2.3.            The number of the Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for an Acquired Portfolio’s Assets shall be determined by dividing the value of the net assets with respect to the Acquired Portfolio Shares determined using the same valuation procedures referred to in paragraph 2.1 herein, by the net asset value of the corresponding class of Acquiring Portfolio Shares, determined in accordance with paragraph 2.2 herein.

2.4.            All computations of value shall be made by the Bank of New York Mellon (“BNYM”), in its capacity as Fund Accountant for the Trust, and shall be subject to confirmation by the Treasurer of the Trust.

3.	CLOSING AND CLOSING DATE

3.1.            The Closing Date of a Reorganization shall be a date to be determined by an officer of the Trust, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement with respect to a Reorganization (“Closing”) shall be deemed to take place simultaneously at a time immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Trust or at such other place as determined by an officer of the Trust.

3.2.            Prior to the Closing Date, the Trust shall issue instructions directing BNYM, as the custodian of each Acquired Portfolio (“Custodian”), to deliver to itself, as the Custodian for each corresponding Acquiring Portfolio, all the Assets of each Acquired Portfolio held by it as the Acquired Portfolio’s Custodian as of the Closing Date in proper form. Each Acquired Portfolio may inspect such Assets at the offices of the Custodian prior to the Closing Date. As soon as practicable after the close of business on the Closing Date, the Custodian shall confirm that it has caused to be delivered to itself as Custodian for each Acquiring Portfolio and in proper form all of the Assets of the corresponding Acquired Portfolio held by the Custodian as of the Closing Date identifying any Assets that could not be transferred. To the extent that any Assets of an Acquired Portfolio, for any reason, are not transferable on the Closing Date, the Acquired Portfolio shall cause such Assets to be transferred to the corresponding Acquiring Portfolio’s account with the Custodian at the earliest practicable date thereafter.

3.3.            The Trust shall direct BNYM, in its capacity as transfer agent for each Acquiring Portfolio and each Acquired Portfolio (“Transfer Agent”), to deliver to the Trust at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder as of the Valuation Time. An officer of the Transfer Agent shall confirm as soon as practicable after the close of business on the Closing Date, that (a) the appropriate number of Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the corresponding Acquiring Portfolio pursuant to paragraph 1.1 herein prior to the actions contemplated by paragraph 1.4 herein and (b) the appropriate number of Acquiring Portfolio Shares have been credited to the accounts of the Acquired Portfolio Shareholders on the books of the corresponding Acquiring Portfolio pursuant to paragraph 1.4 herein. At the Closing, the Trust shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect each Reorganization.

3.4.            In the event that on the Closing Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Portfolio or an Acquired Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of Global Atlantic Investment Advisors, LLC (the “Adviser”) or the Board, accurate appraisal of the value of the net assets of an Acquiring Portfolio or an Acquired Portfolio, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored, or (c) if the Adviser determines that a delay in the Closing Date is in the best interests of the Acquired Portfolio Shareholders due to market conditions or other similar issues, the Closing Date shall be postponed to such other date as the parties may agree.

4.	REPRESENTATIONS AND WARRANTIES

4.1.            Except as has been fully disclosed to an Acquiring Portfolio prior to the date of this Agreement in writing, the Trust on behalf of each Acquired Portfolio, represents and warrants to its corresponding Acquiring Portfolio as follows:

(a)            The Acquired Portfolio is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust, as amended from time to time (“Declaration of Trust”), to own all of its Assets and to carry on its business as it is now being conducted;

(b)            The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Portfolio Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)            No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d)            The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)            On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets of the Acquired Portfolio and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

(f)            The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or Bylaws, as amended from time to time, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)            All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

(h)            No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the

Trust, with respect to the Acquired Portfolio or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities of the Acquired Portfolio for the most recently completed fiscal year of the Acquired Portfolio prior to the date of this Agreement and the related Statement of Operations, Statement of Changes in Net Assets, Portfolio of Investments and Financial Highlights for the periods then ended, have been audited by Cohen & Company, Ltd., independent registered public accounting firm, who issued an unqualified opinion thereon, and present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. generally accepted accounting principles (“GAAP”), and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)            Since the last day of the most recently completed fiscal year of the Acquired Portfolio prior to the date of this Agreement, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness other than in the ordinary course in accordance with the Acquired Portfolio’s investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Portfolio Shares due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

(k)            On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of the Trust, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover) through the Closing Date;

(m)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(n)            All issued and outstanding Acquired Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Portfolio Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3 herein. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Portfolio Shares, nor is there outstanding any security convertible into any of the Acquired Portfolio Shares;

(o)            The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Portfolio, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p)            The information to be furnished by the Acquired Portfolio for use in registration statements, information statement materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

(q)            The combined information statement/prospectus (“Information Statement”) to be included in the Registration Statement referred to in paragraph 5.4 herein (and any amendment and supplement thereto), insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (q) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2.            Except as has been fully disclosed to an Acquired Portfolio prior to the date of this Agreement in writing, the Trust, on behalf of each Acquiring Portfolio, represents and warrants to each Acquired Portfolio as follows:

(a)            The Acquiring Portfolio is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under the Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)            The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Portfolio Shares under the 1933 Act, is in full force and effect;

(c)            No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d)            The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)            The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or Bylaws, as amended from time to time, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(f)            No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, with respect to the Acquiring Portfolio or any of the Acquiring Portfolio’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio’s business or its ability to consummate the transactions herein contemplated;

(g)            The Statement of Assets and Liabilities of the Acquiring Portfolio for the most recently completed fiscal year of the Acquiring Portfolio prior to the date of this Agreement and the related Statement of Operations, Statement of Changes in Net Assets, Portfolio of Investments and Financial Highlights for the periods then ended, have been audited by Cohen & Company, Ltd., independent registered public accounting firm, who issued an unqualified opinion thereon, and present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h)            Since the last day of the most recently completed fiscal year of the Acquiring Portfolio prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness other than in the ordinary course in accordance with the Acquiring Portfolio’s investment restrictions. For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Portfolio Shares due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring

Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

(i)            On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j)            For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) that is required to have been distributed for periods ending prior to the Closing Date;

(k)            For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(l)            All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)            The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)            The Acquiring Portfolio Shares to be issued and delivered to the corresponding Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable by the Acquiring Portfolio;

(o)            The information to be furnished by the Acquiring Portfolio for use in registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)            The Information Statement to be included in the Registration Statement referred to in paragraph 5.4 herein (and any amendment or supplement thereto), insofar as it relates to the Acquiring Portfolio and the Acquiring Portfolio Shares, will, from the effective date of the Registration Statement through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	COVENANTS OF EACH ACQUIRING PORTFOLIO AND EACH ACQUIRED PORTFOLIO

5.1.            Each Acquiring Portfolio and the corresponding Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include (a) the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable; and (b) the repositioning of the corresponding Acquired Portfolio’s portfolio.

5.2.            The Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3.            Subject to the provisions of this Agreement, each Acquiring Portfolio and the corresponding Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4.            The Trust, on behalf of each Acquired Portfolio, will prepare and file an Information Statement (referred to in paragraph 4.1(q) herein) to be included in a Registration Statement on Form N-14 (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Acquired Portfolio will provide the corresponding Acquiring Portfolio with information reasonably necessary for the preparation of the Registration Statement.

5.5.            Each Acquiring Portfolio and the corresponding Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6.            The Trust, on behalf of each Acquired Portfolio, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of the Acquired Portfolio of the Acquiring Portfolio Shares to be delivered hereunder and (b) the title and possession of the Acquiring Portfolio of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

5.7.            Each Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED PORTFOLIO

The obligations of the Trust, on behalf of each Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of each Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.            All representations and warranties of the Trust, on behalf of each Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.            The Trust, on behalf of each Acquiring Portfolio, shall have delivered to the corresponding Acquired Portfolio a certificate executed by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.            The Trust, on behalf of each Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.            The number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of each Acquiring Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of each Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.            All representations and warranties of the Trust, on behalf of each Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.            Each Acquired Portfolio shall have delivered to the corresponding Acquiring Portfolio a statement of the Acquired Portfolio’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.            The Trust, on behalf of each Acquired Portfolio, shall have delivered to the corresponding Acquiring Portfolio a certificate executed in the name of the Acquired Portfolio by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of the Trust, on behalf of the Acquired

Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.            The Trust, on behalf of each Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of each Acquired Portfolio, on or before the Closing Date;

7.5.            The number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein; and

7.6.            Each Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING PORTFOLIO AND EACH ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of an Acquired Portfolio, the Trust, may, at its option, refuse to consummate the transactions contemplated by this Agreement. If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of an Acquiring Portfolio, the Trust may, at its option, refuse to consummate the transactions contemplated by this Agreement:

8.1.            The Agreement and the transactions contemplated herein shall have been approved by the Board, and each party shall have delivered to the other certified copies of the resolutions evidencing such approval;

8.2.            On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.            All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or its corresponding Acquired Portfolio;

8.4.            The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.            The Trust shall have received opinions of Dechert LLP substantially to the effect that with respect to each of the Reorganizations other than Reorganization of GA Select Advisor into GA American, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes (the “Tax Opinions”). For purposes of rendering the Tax Opinions, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Agreement, the proxy statement/prospectus and statement of additional information included in the Registration Statement, as well as upon such other written representations verified as of the Closing Date. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the insurance companies, as applicable. Notwithstanding anything herein to the contrary, the Trust may not consummate such transactions contemplated by this Agreement if this condition is not satisfied.

9.	INDEMNIFICATION

9.1.            The Trust, out of the respective Acquiring Portfolio’s assets and property (including any amounts paid to the respective Acquiring Portfolio pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the corresponding Acquired Portfolio from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the corresponding Acquired Portfolio may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the respective Acquiring Portfolio of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the respective Acquiring Portfolio is not in violation of any applicable law.

9.2.            The Trust, out of the respective Acquired Portfolio’s assets and property (including any amounts paid to the respective Acquired Portfolio pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the corresponding Acquiring Portfolio from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the corresponding Acquiring Portfolio may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the respective Acquired Portfolio of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the respective Acquired Portfolio is not in violation of any applicable law.

10.	BROKERAGE FEES AND EXPENSES

10.1.            The Trust, on behalf of each Acquiring Portfolio and on behalf of each Acquired Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.            With respect to each Reorganization, the Adviser will bear the costs of the Reorganization. Reorganization costs include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of the Combined Information Statement/Prospectus, (2) the preparation of the registration statement and other shareholder communications and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; and (3) legal, audit, custodial and other fees incurred in connection with the Reorganizations. Fees and expenses incurred directly by an Acquired Portfolio will be allocated to that Portfolio. Fees and expenses incurred on behalf of multiple Acquired Portfolios, such as legal fees and the costs of preparing (but not printing and mailing) the Combined Information Statement/Prospectus, will be allocated among participating Acquired Portfolios equally. No such expenses incurred in connection with the Reorganization shall be borne by the Acquired Portfolio or the Acquiring Portfolio, except that the Adviser will reimburse each Acquired Portfolio and Acquiring Portfolio, as applicable, for any brokerage fees, brokerage-related expenses and other similar transaction costs related to the purchase and sale of portfolio holdings, and stamp tax, if any, incurred in connection with the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or otherwise result in the imposition of tax on the Acquired Portfolios or the Acquiring Portfolios or on shareholders of the Acquired Portfolios or the Acquiring Portfolios.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.            The Trust, has not made any representation, warranty or covenant, on behalf of an Acquired Portfolio or an Acquiring Portfolio, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between each Acquiring Portfolio and the corresponding Acquired Portfolio with respect to the Reorganization.

11.2.            The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each Acquired Portfolio and the corresponding Acquiring Portfolio in paragraphs 9.1 and 9.2 shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board, on behalf of either an Acquiring Portfolio or an Acquired Portfolio, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable. The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust.

14.	HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.            The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.            This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.3.            This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

[Remainder of Page Intentionally Left Blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

FORETHOUGHT VARIABLE INSURANCE TRUST, ON BEHALF OF ITS SERIES LISTED ON EXHIBIT A ATTACHED HERETO AS A CORRESPONDING ACQUIRING PORTFOLIO

By:
Name:
Title:

FORETHOUGHT VARIABLE INSURANCE TRUST, ON BEHALF OF ITS RESPECTIVE SERIES LISTED ON EXHIBIT A ATTACHED HERETO AS AN ACQUIRED PORTFOLIO

By:
Name:
Title:

EXHIBIT A

Acquired Portfolio and Acquired Portfolio Share Class	Corresponding Acquiring Portfolio and Corresponding Acquiring Portfolio Share Class
Global Atlantic Balanced Managed Risk Portfolio Class II Shares	Global Atlantic Moderate Managed Risk Portfolio Class II Shares
Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares	Global Atlantic Moderate Managed Risk Portfolio Class II Shares
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio Class II Shares	Global Atlantic Wellington Research Managed Risk Portfolio Class II Shares
Global Atlantic Select Advisor Managed Risk Portfolio Class II Shares	Global Atlantic American Funds® Managed Risk Portfolio Class II Shares

Appendix B

Additional Information Regarding the Portfolios’ Investment Philosophy and Investment Process

Adviser's Investment Process.

The Adviser makes allocation decisions between the Capital Appreciation and Income Component and the Managed Risk Component. Investment portfolios are rebalanced periodically, under the direction of the Adviser. Although investment portfolios are rebalanced periodically, the Adviser monitors the asset allocation models regularly. The Adviser reviews each Portfolio's performance by means of comparison to standard indices, which may be changed from time to time. From time to time, due to market conditions or other warranting conditions in the judgment of the Adviser, investment percentages may be adjusted or investments may be added, removed, or substituted.

For each Portfolio, the Adviser engages sub-advisers to directly or indirectly invest in securities and other instruments. The sub-advisers make asset allocation decisions by identifying the long term trends and changes that could benefit particular asset classes, investment styles, and/or markets relative to other classes, styles, and markets. The sub-advisers will consider a variety of factors when selecting asset classes, styles, and markets, for example the rate of economic growth, relative valuation, capital recovery risk, dividend yields, interest rate levels, and the social and political environment. The sub-advisers will allocate assets to "junk" bonds, corporate loans and distressed securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities. However, there can be no assurance that the Portfolios will generally achieve these returns.

Investors may invest directly in underlying funds and exchange-traded funds ("ETFs") and do not need to invest through one of the Portfolios. The Adviser utilizes a "manager of managers" structure in which the Adviser retains sub-advisers to select investments for the Portfolios. The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission ("SEC") that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval. See the "Management – Investment Adviser" section of this Prospectus for additional information regarding the Adviser's investment process.

Franklin Advisers' Investment Process. (GA Franklin only)

The equity sleeve of the Capital Appreciation and Income Component of the Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio is managed by Franklin Advisers, Inc. ("Franklin Advisers"). Franklin Advisers manages the equity sleeve of the Portfolio pursuant to a rising dividends strategy which seeks to invest in equity securities, primarily common stock, that have paid consistently rising dividends.

In its investing following the rising dividends strategy, Franklin Advisers takes a research driven, fundamental, "bottom-up" approach that focuses primarily on individual securities. Franklin Advisers looks for companies for the rising dividends strategy that it believes are fundamentally sound and attempts to acquire them at attractive prices. The equity sleeve does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. For the equity sleeve, Franklin Advisers employs a bottom-up stock selection process that makes investments without regard to the securities normally comprising the benchmark that the equity sleeve of the Portfolio uses for performance comparison purposes.

Alongside traditional financial and economic analyses, Franklin Advisers assesses the potential impacts of material environmental, social and governance ("ESG") factors on a company, which Franklin Advisers believes provide a measure of the company's sustainability. In analyzing ESG factors, Franklin Advisers assesses whether a company's practices pose a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of Franklin Advisers' assessment of eligible investments and may not be a determinative factor in Franklin Advisers' final decision on whether to invest in a company. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time. Franklin Advisers does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.

B-1

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks, preferred stocks, and securities convertible into common stock are examples of equity securities.

Milliman's Managed Risk Strategy. (All Portfolios)

Historically, investors have relied on diversification as their primary risk management tool. However, during periods of global financial crisis, most asset classes have declined simultaneously. Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets. Milliman's managed risk strategy involves assembling and managing a portfolio of hedge instruments that are selected to reduce the downside risk of the portfolio of securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Typically, a managed risk strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from the hedge vehicle portfolio during severe market corrections. Milliman believes that by integrating hedge instruments with underlying securities, risk (as measured by return volatility) may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

Milliman employs a strategy that seeks to preserve asset growth in periods where securities prices are rising and defend against major losses during downturns in the markets. With Milliman's managed risk strategy, the Portfolio seeks to be cushioned against severe market declines. The Portfolio may still experience declines in market value during downturns in the market. However, the managed risk strategy seeks to subject the Portfolio to market declines that are lower than those experienced by a portfolio without a managed risk strategy. After a protracted period in which securities prices are rising, the short position in hedge instruments tends to reduce. Also, during a severe bear market, short-position hedge instruments are likely to grow in size and generate a significant amount of cash. Thus the managed risk strategy is managed on an ongoing basis to adjust the protection level in an attempt to preserve gains after favorable events and harvest hedge payoffs after large market declines.

Wilshire's Investment Process. (GA American and GA Select Advisor)

The Capital Appreciation and Income Component of the Global Atlantic American Funds® Managed Risk Portfolio and the Global Atlantic Select Advisor Managed Risk Portfolio is managed by Wilshire Advisors, LLC ("Wilshire"). Wilshire employs a "fund of funds" approach by investing in a combination of Underlying Funds and, in the case of Global Atlantic Select Advisor Managed Risk Portfolio, Underlying Funds and ETFs that, in turn, invest in multiple asset classes. This approach is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Wilshire's asset allocation process seeks to add value by developing target allocations that provide capital appreciation and income through exposure to various asset classes and investment strategies. Under normal conditions, the assets of the Capital Appreciation and Income Component of each of the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio are expected to be allocated according to the stated target allocations. Wilshire frequently refines its market assumptions and adjusts the Global Atlantic American Funds® Managed Risk Portfolio's target allocations to Underlying Funds and the Global Atlantic Select Advisor Managed Risk Portfolio's target allocations to Underlying Funds and ETFs to seek to ensure that the Portfolios achieve their objectives under varying market conditions.

The target allocations are subject to change through dynamic tilts (the percentage overweight and underweight relative to long-term strategic asset allocation targets) that emphasize asset classes and strategies that appear attractive and undervalued and de-emphasize asset classes and strategies that appear less attractive. Under normal conditions, these dynamic asset allocation views are reflected in Wilshire's quarterly target allocations, but Wilshire will make ad-hoc changes intra-quarter if its dynamic views deem them appropriate. The basis for such dynamic views is developed in Wilshire's Investment Strategy Committee, which is comprised of senior investment professionals across Wilshire's investment team.

B-2

Wilshire's rigorous quantitative and qualitative manager research process is applied to the Capital Appreciation and Income Component of the Global Atlantic American Funds® Managed Risk Portfolio's and the Global Atlantic Select Advisor Managed Risk Portfolio's available investment universe when making Underlying Fund and, in the case of Global Atlantic Select Advisor Managed Risk Portfolio, Underlying Fund and ETF allocation decisions in order to seek out Wilshire's highest conviction options.

Holdings and returns-based analyses are conducted on a quarterly and ad-hoc basis to monitor and assess each applicable Portfolio's performance, risks, and positioning. Ongoing monitoring includes frequent meetings with each Underlying Fund's and, where applicable, ETF's investment management team.

B-3

Appendix C

5% Record Owners of Fund Shares

To the knowledge of the Portfolios, as of [July 15], 2026, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of an Acquiring Portfolio or an Acquired Portfolio.

Name & Address	Percentage of Portfolio
Global Atlantic American Funds® Managed Risk Portfolio Forethought Life Insurance Company Separate Account A 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	100%
Global Atlantic Balanced Managed Risk Portfolio Forethought Life Insurance Company Separate Account A 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	100%
Global Atlantic BlackRock Selects Managed Risk Portfolio Forethought Life Insurance Company Separate Account A 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	100%
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio Forethought Life Insurance Company Separate Account A 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	100%
Global Atlantic Moderate Managed Risk Portfolio Forethought Life Insurance Company Separate Account A 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	100%
Global Atlantic Select Advisor Managed Risk Portfolio Forethought Life Insurance Company Separate Account A 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	100%
Global Atlantic Wellington Research Managed Risk Portfolio Forethought Life Insurance Company Separate Account A 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	100%

C-1

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY

STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 10, 2026

PART B

Forethought Variable Insurance Trust
10 West Market Street, Suite 2300
Indianapolis, Indiana 46204
(877) 355-1820

Statement of Additional Information
[August 9], 2026

This Statement of Additional Information relates to the reorganization of each Acquired Portfolio set forth in the table below with and into the corresponding Acquiring Portfolio set forth below (each, a “Reorganization” and collectively, the “Reorganizations”) pursuant to an Agreement and Plan of Reorganization (the “Plan”).

Acquired Portfolio and Share Class	Corresponding Acquiring Portfolio and Share Class
Global Atlantic Balanced Managed Risk Portfolio (“GA Balanced”) Class II Shares	Global Atlantic Moderate Managed Risk Portfolio (“GA Moderate”) Class II Shares
Global Atlantic BlackRock Selects Managed Risk Portfolio (“GA BlackRock Selects”) Class II Shares	GA Moderate Class II Shares
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (“GA Franklin”) Class II Shares	Global Atlantic Wellington Research Managed Risk Portfolio (“GA Wellington”) Class II Shares
Global Atlantic Select Advisor Managed Risk Portfolio (“GA Select Advisor”) Class II Shares	Global Atlantic American Funds® Managed Risk Portfolio (“GA American”) Class II Shares

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Information Statement/Prospectus. A combined Information Statement/Prospectus (the “Information Statement/Prospectus”) dated [August 9], 2026, relating to the transactions may be obtained, without charge, by calling the Portfolios (toll-free) at 1-877-355-1820, emailing GlobalAtlanticPortfolios@gafg.com, or by writing to:

Global Atlantic Portfolios
c/o Forethought Variable Insurance Trust
10 West Market Street, Suite 2300
Indianapolis, Indiana 46204

Information is also available at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/.

For additional information, see the Portfolios’ Form N-CSR filing dated December 31, 2025.

1

With respect to each Reorganization, the Plan provides for:

●	The transfer of all of the assets of an Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of the corresponding Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio as of the close of regular trading on the New York Stock Exchange on the Closing Date (“Valuation Time”);

●	The assumption by the corresponding Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and

●	The distribution of shares of the corresponding Acquiring Portfolio to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

An Acquiring Portfolio, following completion of the Reorganization(s), may be referred to as the “Combined Portfolio.” Each Acquired Portfolio and the corresponding Acquiring Portfolio may be referred to herein as a “Portfolio” and collectively, the “Portfolios.”

2

Table of Contents

Documents Incorporated by Reference	4

Supplemental Information	5

3

Documents Incorporated by Reference

This Statement of Additional Information consists of this cover page, table of contents, the accompanying supplemental information and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

(1)	Statement of Additional Information for the Acquired Portfolios and the Acquiring Portfolios dated May 1, 2026, as supplemented on May 13, 2026, with respect to the information that pertains to each Acquired Portfolio and each Acquiring Portfolio only (Securities Act File No. 333-189870); and

(2)	The Financial Statements of each Acquired Portfolio and each Acquiring Portfolio as included in its Form N-CSR filed for the year ended December 31, 2025.

4

Supplemental Information

A table showing the fees of each Acquired Portfolio and the corresponding Acquiring Portfolio, and the fees and expenses of the Acquiring Portfolio on a pro forma basis after giving effect to the applicable Reorganization, is included in the section entitled “Comparison of the Fees and Expenses of the Acquired Portfolio and the Acquiring Portfolio” in the “Synopsis” section for each Reorganization in the Information Statement/Prospectus.

There are no material differences between the accounting policies of each Acquired Portfolio and those of the corresponding Acquiring Portfolio.

With respect to each Reorganization except the Reorganization of GA Select Advisor into GA American, the Reorganizations will not result in any material change to an Acquired Portfolio’s investment portfolio due to the investment restrictions of the corresponding Acquiring Portfolio. In particular, each security held by an Acquired Portfolio is eligible to be held by the corresponding Acquiring Portfolio. As a result, a portfolio of investments of the Acquiring Portfolios modified to show the effects of such change is not required and is not included.

With respect to the Reorganization of GA Select Advisor into GA American only, the Reorganization will result in a material change to GA Select Advisor investment portfolio due to the investment restrictions of GA American, as described in further detail in the Information Statement/Prospectus. It is expected that each security held by GA Select Advisor will be disposed of prior to the Reorganization into GA American given the investment restrictions of GA American. A modified portfolio of investments of GA Select Advisor reflecting the anticipated changes to its portfolio holdings in connection with the Reorganization into GA American is included below.

5

Global Atlantic Select Advisor Managed Risk Portfolio
Modified Portfolio of Investments (Unaudited)(1)

May 31, 2026

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 77.9%
Debt Funds - 18.8%
MFS High Yield Portfolio*	220,418	$1,135,150
MFS Total Return Bond Series, Class I*	864,555	10,244,982
Total Debt Funds		11,380,132
Equity Funds - 59.1%
MFS Growth Series*	112,735	8,059,453
MFS Variable Insurance Trust - MFS Value Series*	243,451	5,665,098
MFS Variable Insurance Trust II - MFS Research International Portfolio*	77,563	1,735,075
MFS VIT II - International Intrinsic Value Portfolio, Class I*	87,898	3,475,502
MFS VIT II Blended Research Core Equity Portfolio, Class I*	60,344	4,048,474
Putnam VT Large Cap Growth Fund*	299,863	5,262,599
Putnam VT Large Cap Value Fund*	205,629	7,484,911
Total Equity Funds		35,731,112
Total Variable Insurance Trusts (Cost - $34,705,420)		47,111,244
Exchange Traded Funds - 17.3%
Debt Funds - 4.7%
iShares 1-5 Year Investment Grade Corporate Bond ETF	21,630	1,136,440
iShares U.S. Treasury Bond ETF	74,594	1,698,879
Total Debt Funds		2,835,319
Equity Funds - 12.6%
iShares Core MSCI EAFE ETF	41,539	4,071,653
iShares Core MSCI Emerging Markets ETF	7,093	592,053
iShares Core S&P Mid-Cap ETF	23,661	1,765,110
iShares Core S&P Small-Cap ETF	8,367	1,160,168
Total Equity Funds		7,588,984
Total Exchange Traded Funds (Cost - $8,214,530)		10,424,303
Short-Term Investments - 4.8%
Money Market Funds - 4.8%
BNY Dreyfus Government Cash Management, Institutional Shares, 3.51%(a)	2,863,513	2,863,513
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.49%(a)	64,067	64,067
Total Short-Term Investments (Cost - $2,927,580)		2,927,580
Total Investments - 100.0% (Cost - $45,847,530)		$60,463,127
Other Assets Less Liabilities - Net (0.0)%†		(14,502)
Total Net Assets - 100.0%		$60,448,625

*     Non-income producing security.

†     Represents less than 0.05%.

(1)	It is expected that each security held by the Global Atlantic Select Advisor Managed Risk Portfolio will be disposed of prior to the Reorganization with the exception of the Money Market Funds which represent 4.8% of total net assets.

(a)	The rate shown is the annualized seven-day yield at period end.

6

PART C

OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust, Section 8 of the Underwriting Agreement and Sections 4 and 5 of the Investment Advisory Agreement.  The Sub-Advisory Agreements also contain indemnification provisions. The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers trustees and officers of the Registrant while acting in their capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)	(a)	Registrant’s Amended and Restated Agreement and Declaration of Trust previously filed on February 11, 2015 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(b)	Registrant’s Certificate of Trust previously filed on July 9, 2013 in the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

(2)	By-Laws. Registrant’s Amended and Restated By-Laws previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is included as Appendix A to the Combined Information Statement/Prospectus.

(5)	None, other than in the Amended and Restated Declaration of Trust and By-Laws of the Registrant.

(6)	(a)	Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	Amendment No. 1 to Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant previously filed on August 23, 2021 in the Registrant’s Registration Statement on Form N-14 in Post-Effective Amendment No. 1 and hereby incorporated by reference.

(2)	Amendment No. 2 to Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant is filed herewith.

(3)	Amendment No. 3 to Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant is filed herewith.

(b)	Advisory Fee Waiver Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(1)	Amended and Restated Advisory Fee Waiver Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio is filed herewith.

(c)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisers, Inc. for Global Atlantic Franklin Dividend and Income Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisers, Inc. for Global Atlantic Franklin Dividend and Income Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(2)	Second Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisers, Inc. for Global Atlantic Franklin Dividend and Income Managed Risk Portfolio previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(d)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(e)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for Global Atlantic Goldman Sachs Core Fixed Income Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for Global Atlantic Goldman Sachs Core Fixed Income Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(f)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(2)	Second Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(3)	Form of Third Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio is filed herewith.

(g)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	Amendment No. 1 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(2)	Amendment No. 2 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(3)	Amendment No. 3 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(h)	Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wilshire Advisors LLC for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wilshire Advisors LLC for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(i)	Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	Amendment No. 1 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(2)	Form of Amendment No. 2 to Sub-Advisory Agreement Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio, Global Atlantic Moderate Managed Risk Portfolio and Global Atlantic Moderately Aggressive Managed Risk Portfolio is filed herewith.

(3)	Form of Amendment No. 3 to Sub-Advisory Agreement Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio, Global Atlantic Moderate Managed Risk Portfolio and Global Atlantic Moderately Aggressive Managed Risk Portfolio is filed herewith.

(7)	Underwriting Agreement between Forethought Variable Insurance Trust and Global Atlantic Distributors, LLC previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(a)	Amendment No. 1 to Underwriting Agreement between Forethought Variable Insurance Trust and Global Atlantic Distributors, LLC previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(b)	Amendment No. 2 to Underwriting Agreement between Forethought Variable Insurance Trust and Global Atlantic Distributors, LLC is filed herewith.

(8)	Not applicable.

(9)	Form of Custody Agreement by and between The Bank of New York Mellon and the Registrant previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(a)	Amendment to Custody Agreement by and between The Bank of New York Mellon and the Registrant previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(b)	Amendment 2 to Custody Agreement by and between The Bank of New York Mellon and the Registrant previously filed on April 29, 2026 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 68 and hereby incorporated by reference.

(10)	(a)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1, as amended, previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(b)	Rule 18f-3 Plan, as amended, previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(11)	Legal Opinion and Consent as to legality of the securities being registered is filed herewith.

(12)	Form of Opinion and Consent of Dechert LLP as to tax matters.

(13)	(a)	Form of Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(1)	Amendment to Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(2)	Amendment 2 to Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(3)	Amendment 3 to Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(4)	Amendment 4 to Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon previously filed on April 28, 2025 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 66 and hereby incorporated by reference.

(5)	Amendment 5 to Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon previously filed on April 29, 2026 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 68 and hereby incorporated by reference.

(b)	Form of Transfer Agency and Shareholder Services Agreement by and between BNY Mellon Investment Servicing (US) Inc. and the Registrant previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(1)	Amendment No. 1 to Transfer Agency and Shareholder Services Agreement by and between BNY Mellon Investment Servicing (US) Inc. and the Registrant previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(2)	Amendment No. 2 to Transfer Agency and Shareholder Services Agreement by and between BNY Mellon Investment Servicing (US) Inc. and the Registrant previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(3)	Amendment No. 3 to Transfer Agency and Shareholder Services Agreement by and between BNY Mellon Investment Servicing (US) Inc. and the Registrant previously filed on April 29, 2026 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 68 and hereby incorporated by reference.

(c)	Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(1)	Amended and Restated Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Moderately Aggressive Managed Risk Portfolio, Global Atlantic Moderate Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio is filed herewith.

(d)	Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic BlackRock Disciplined International Core Portfolio previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(1)	Amended and Restated Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio and Global Atlantic BlackRock Disciplined International Core Portfolio is filed herewith.

(14)	Form of Fund of Funds Participation Agreement previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(15)	Form of Rule 12d1-4 Fund of Funds Investment Agreement previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(16)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(17)	Not applicable.

(18)	Powers of Attorney for the Registrant, and a certificate with respect thereto, and each trustee and principal executive and financial officer is filed herewith.

(19)	(a)	Code of Ethics for the Registrant and Global Atlantic Investment Advisors, LLC previously filed on April 28, 2025 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 66 and hereby incorporated by reference.

(b)	Code of Ethics for Wellington Management Company LLP previously filed on April 29, 2026 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 68, and hereby incorporated by reference.

(c)	Code of Ethics for Milliman Financial Risk Management LLC previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(d)	Code of Ethics for Global Atlantic Distributors, LLC is filed herewith.

(e)	Code of Ethics for Franklin Advisers, Inc. previously filed on April 29, 2026 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 68 and hereby incorporated by reference.

(f)	Code of Ethics for Goldman Sachs Asset Management, L.P. previously filed on April 29, 2025 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 67 and hereby incorporated by reference.

(g)	Code of Ethics for BlackRock Inc. previously filed on April 29, 2026 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 68 and hereby incorporated by reference.

(h)	Code of Ethics for Wilshire Advisors LLC previously filed on April 27, 2023 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 62 and hereby incorporated by reference.

(i)	Code of Ethics for Foreside Fund Officer Services, LLC previously filed on April 29, 2026 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 68 and hereby incorporated by reference.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Hartford and State of Connecticut, on the 10th day of July, 2026.

Forethought Variable Insurance Trust

By:	/s/ Deborah Schunder
Deborah Schunder, President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date indicated.

Eric Todd*	Trustee	July 10, 2026
Eric Todd

/s/ Deborah Schunder	President and Chief Executive Officer	July 10, 2026
Deborah Schunder

/s/ Trent Statczar	Treasurer, Principal Financial Officer and Principal Accounting Officer	July 10, 2026
Trent Statczar

Joseph Breslin*	Trustee	July 10, 2026
Joseph Breslin

Mark Garbin*	Trustee	July 10, 2026
Mark Garbin

Mitchell E. Appel*	Trustee	July 10, 2026
Mitchell E. Appel

By:		Date:

	/s/ Deborah Schunder	July 10, 2026
Deborah Schunder, President
Attorney-in-Fact

* Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description

6(a)(2)	Amendment No. 2 to Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant
6(a)(3)	Amendment No. 3 to Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant
6(b)(1)	Amended and Restated Advisory Fee Waiver Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio
6(f)(3)	Form of Third Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio
6(i)(2)	Form of Amendment No. 2 to Sub-Advisory Agreement Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio, Global Atlantic Moderate Managed Risk Portfolio and Global Atlantic Moderately Aggressive Managed Risk Portfolio
6(i)(3)	Form of Amendment No. 3 to Sub-Advisory Agreement Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio, Global Atlantic Moderate Managed Risk Portfolio and Global Atlantic Moderately Aggressive Managed Risk Portfolio
7(b)	Amendment No. 2 to Underwriting Agreement between Forethought Variable Insurance Trust and Global Atlantic Distributors, LLC
11	Legal Opinion and Consent
12	Form of Opinion and Consent of Dechert LLP as to tax matters
13(c)(1)	Amended and Restated Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Moderately Aggressive Managed Risk Portfolio, Global Atlantic Moderate Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio
13(d)(1)	Amended and Restated Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio and Global Atlantic BlackRock Disciplined International Core Portfolio
16	Consent of Independent Registered Public Accounting Firm
18	Powers of Attorney
19(d)	Code of Ethics for Global Atlantic Distributors, LLC